NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
30,250 shares (cost $282,463)	$313,390
Growth and Income Fund - Class A (VKGIA)
42,505 shares (cost $894,791)	1,128,078
Invesco Mid Cap Growth Fund - Class A (VKGA)
124,492 shares (cost $4,245,076)	4,568,857
Aberdeen Small Cap Fund - Class A (PRSCA)
66,579 shares (cost $904,229)	1,646,502
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
50,417 shares (cost $525,369)	491,065
U.S. Equity Fund - Institutional Service Class (ADUES)
123,470 shares (cost $1,159,714)	1,658,197
International Growth Fund: Class A (TCIGA)
6,032 shares (cost $61,122)	73,102
International Growth Fund - Investor Class (TCIGR)
40,333 shares (cost $401,487)	484,805
Growth Fund - Investor Class (TCG)
198,924 shares (cost $5,026,771)	5,723,043
Income & Growth Fund - Class A (ACIGA)
46,430 shares (cost $1,266,311)	1,755,507
Income & Growth Fund - Investor Class (IGF)
90,415 shares (cost $2,553,755)	3,422,216
Short-Term Government Fund - Investor Class (BSTG)
147,518 shares (cost $1,439,442)	1,422,074
Ultra(R) Fund - Investor Class (TCUL)
202,500 shares (cost $5,208,552)	7,044,972
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
225,151 shares (cost $955,192)	907,360
Appreciation Fund, Inc. (DAF)
54,022 shares (cost $2,116,574)	2,912,305
Balanced Opportunity Fund - Class Z (DPBOZ)
38,331 shares (cost $636,403)	801,884
Dreyfus S&P 500 Index Fund (DSPI)
240,082 shares (cost $9,201,728)	12,412,255
Intermediate Term Income Fund - Class A (DPITIA)
124,668 shares (cost $1,651,327)	1,734,129
Opportunistic Small Cap Fund (DROSC)
4,206 shares (cost $148,378)	128,997
Third Century Fund, Inc. - Class Z (DTC)
59,811 shares (cost $709,356)	851,108
Bond Fund - Class F Shares (FBDF)
189,326 shares (cost $1,791,996)	1,792,913
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,458 shares (cost $29,100)	34,792
High Yield Trust (FHYT)
471,334 shares (cost $3,008,436)	3,162,652
Intermediate Corporate Bond Fund - Service Shares (FIIF)
86,486 shares (cost $839,993)	821,618
Advisor Balanced Fund - Class A (FABA)
6,683 shares (cost $98,882)	127,983
Advisor Balanced Fund - Class T (FAB)
96,003 shares (cost $1,584,699)	1,856,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2014

Advisor Equity Growth Fund - Class A (FAEGA)
8,570 shares (cost $429,204)	$792,540
Advisor Equity Income Fund - Class A (FAEIA)
63,354 shares (cost $1,493,471)	2,086,239
Advisor Equity Income Fund - Class T (FAEI)
53,182 shares (cost $1,339,043)	1,781,053
Advisor Growth Opportunities Fund - Class A (FAGOA)
9,634 shares (cost $312,834)	608,186
Advisor Growth Opportunities Fund - Class T (FAGO)
43,679 shares (cost $1,744,594)	2,758,344
Advisor High Income Advantage Fund - Class T (FAHY)
57,475 shares (cost $521,064)	617,854
Advisor Overseas Fund - Class A (FAOA)
40 shares (cost $646)	834
Asset Manager 50% (FAM)
88,621 shares (cost $1,368,825)	1,510,095
Balance Sheet Investment Fund - Class A (FRBSI)
39,069 shares (cost $1,686,981)	1,702,617
Foreign Fund - Class A (TFF)
150,592 shares (cost $754,796)	1,049,627
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
151,400 shares (cost $3,286,211)	4,434,511
Small-Mid Cap Growth Fund - Class A (FSCG)
30,006 shares (cost $960,385)	1,084,708
Real Estate Fund - Class A (AREA)
35,657 shares (cost $876,765)	943,493
Small Cap Growth Fund - Investor Class (ASCGI)
9,789 shares (cost $317,191)	365,504
Balanced Fund: Class S (JBS)
39,563 shares (cost $1,077,415)	1,208,656
Class T (JF)
109,558 shares (cost $2,984,284)	4,062,425
Overseas Fund: Class S (JOS)
3,721 shares (cost $130,910)	117,002
Twenty Fund: Class T (JTF)
279,964 shares (cost $16,164,893)	16,372,319
Global Research Fund - Class T (JWF)
31,290 shares (cost $1,171,941)	1,993,204
Global Research Fund - Class S (JWS)
4,317 shares (cost $174,211)	279,459
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
235,412 shares (cost $3,268,590)	3,149,813
MFS Strategic Income Fund - Class A (MSI)
190,444 shares (cost $1,277,618)	1,258,837
Bond Fund - Institutional Service Class (NBF)
132,966 shares (cost $1,293,517)	1,296,420
Bond Index Fund - Class A (NBIXA)
32,207 shares (cost $371,331)	361,690
Nationwide Fund: Class A (NFA)
53,363 shares (cost $776,758)	1,173,458
Nationwide Fund - Institutional Service Class (NF)
138,088 shares (cost $1,858,087)	2,992,357
Government Bond Fund - Institutional Service Class (NGBF)
226,744 shares (cost $2,385,154)	2,319,587
Nationwide Growth Fund - Institutional Class (NGF)
32,545 shares (cost $244,526)	353,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2014

International Index Fund - Class A (NIIXA)
458 shares (cost $2,790)	$3,535
Investor Destinations Aggressive Fund - Service Class (IDAS)
125,382 shares (cost $1,017,024)	1,369,175
Investor Destinations Conservative Fund - Service Class (IDCS)
73,572 shares (cost $753,166)	750,430
Investor Destinations Moderate Fund - Service Class (IDMS)
384,514 shares (cost $3,537,762)	4,148,903
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
319,057 shares (cost $2,725,402)	3,563,871
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
101,403 shares (cost $1,015,716)	1,057,636
Mid Cap Market Index Fund - Class A (NMCIXA)
48,675 shares (cost $743,401)	907,299
Money Market Fund - Prime Shares (MMF)
7,097,705 shares (cost $7,097,705)	7,097,705
Money Market Fund - Service Class (MMFR)
3,260,487 shares (cost $3,260,487)	3,260,487
Nationwide Growth Fund - Class A (NGFA)
65,530 shares (cost $657,976)	683,482
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
136,109 shares (cost $1,314,809)	1,759,894
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
58,074 shares (cost $610,979)	605,710
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
234,433 shares (cost $2,646,021)	3,132,031
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
249,203 shares (cost $2,656,615)	3,456,445
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
80,616 shares (cost $872,126)	959,331
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
19,483 shares (cost $210,681)	214,703
S&P 500 Index Fund - Service Class (NIXR)
218,621 shares (cost $2,497,466)	3,296,812
Small Cap Index Fund - Class A (NSCIXA)
34,493 shares (cost $374,790)	514,291
Templeton NVIT International Value Fund - Class III (NVTIV3)
21,942 shares (cost $302,261)	266,162
Genesis Fund - Trust Class (NBGST)
141,797 shares (cost $6,704,171)	8,400,047
Guardian Fund - Investor Class (NBGF)
91,207 shares (cost $1,377,277)	1,670,916
Guardian Fund - Trust Class (NBGT)
14,935 shares (cost $186,164)	192,805
Large Cap Value Fund: Investor Class (PF)
100,681 shares (cost $2,704,363)	3,049,641
Large Cap Value Fund: Trust Class (NBPT)
7,876 shares (cost $165,316)	163,113
Short Duration Bond Fund - Investor Class (NLMB)
66,880 shares (cost $532,359)	528,350
Socially Responsive Fund - Trust Class (NBSRT)
71,574 shares (cost $1,338,193)	1,525,967
Capital Appreciation Fund- Class A (OCAF)
19,841 shares (cost $818,893)	1,177,160
Global Fund- Class A (OGF)
55,458 shares (cost $3,370,760)	4,215,942

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2014

Global Strategic Income Fund - Class A (OSI)
136,722 shares (cost $589,433)	$553,725
PIMCO Total Return Fund - Class A (PMTRA)
225,598 shares (cost $2,496,143)	2,404,873
VP International Fund - Class IV (ACVI4)
122,674 shares (cost $930,566)	1,223,064
Capital & Income Fund (FCI)
35,208 shares (cost $301,173)	340,816
Equity-Income Fund (FEI)
103,007 shares (cost $5,170,513)	6,115,548
High Income Portfolio - Initial Class (FHIP)
477 shares (cost $2,649)	2,631
Magellan(R) Fund (FMG)
86,580 shares (cost $7,510,481)	8,010,411
Puritan Fund (FPR)
277,762 shares (cost $5,315,353)	5,969,100
VIP Overseas Portfolio - Service Class 2 R (FO2R)
97,505 shares (cost $1,587,064)	1,789,209
Templeton Foreign Securities Fund - Class 2 (TIF2)
154,903 shares (cost $2,711,002)	2,331,288
Global Securities Fund/VA - Service Class (OVGSS)
126,241 shares (cost $5,104,027)	4,937,290
Putnam Voyager Fund: Class A (PVF)
6,165 shares (cost $152,892)	186,861
Putnam International Equity Fund - Class A (PUIGA)
214 shares (cost $4,839)	4,835
Virtus Balanced Fund: Class A (PBF)
75,080 shares (cost $1,064,935)	1,119,442
Advisors Small Cap Fund - Class A (WRASCA)
31,540 shares (cost $494,900)	525,774
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
105,476 shares (cost $2,118,584)	2,475,518
Advantage Funds - Enterprise Fund - Investor Class (SE)
3,827 shares (cost $146,954)	165,989
Advantage Growth Fund - Investor Class (SGR)
24,361 shares (cost $998,623)	1,108,913
Advantage - Large Cap Core - Investor Class (WFLCCI)
12,228 shares (cost $165,310)	187,454
Advantage Large Cap Growth Fund - Investor Class (STR)
50,704 shares (cost $1,556,650)	2,343,046
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
59,386 shares (cost $706,217)	815,960

Total Investments	$214,534,695

Accounts Receivable-High Income Portfolio - Initial Class (FHIP)	6
Accounts Receivable-International Index Fund - Class A (NIIXA)	2

Accounts Payable-Advisor Overseas Fund - Class A (FAOA)	(5)
Accounts Payable-Putnam International Equity Fund - Class A (PUIGA)	(3)
Other Accounts Payable	(1,895)

$214,532,800

Contract Owners’ Equity:
Accumulation units	214,531,447
Contracts in payout (annuitization) period (note 1f)	1,353

Total Contract Owners’ Equity (note 5)	$214,532,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$	2,818,577	7,777	21,319	-	-	11,940	17,197	639
Mortality and expense risk charges (note 2)		(2,767,003)	(3,868)	(14,217)	(59,447)	(20,373)	(7,277)	(21,713)	(1,110)

Net investment income (loss)		51,574	3,909	7,102	(59,447)	(20,373)	4,663	(4,516)	(471)

Realized gain (loss) on investments		9,451,337	1,248	190,546	146,570	68,209	531	85,464	10,536
Change in unrealized gain (loss) on investments		(11,469,163)	(9,178)	(196,996)	(198,822)	36,782	(18,266)	(75,249)	(21,015)

Net gain (loss) on investments		(2,017,826)	(7,930)	(6,450)	(52,252)	104,991	(17,735)	10,215	(10,479)

Reinvested capital gains		13,321,333	25,841	97,698	405,777	-	-	97,906	4,380

Net increase (decrease) in contract owners’ equity resulting from operations	$	11,355,081	21,820	98,350	294,078	84,618	(13,072)	103,605	(6,570)

Investment Activity:		TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$	5,121	15,667	32,133	68,680	6,353	22,686	59,049	48,336
Mortality and expense risk charges (note 2)		(6,831)	(74,888)	(20,892)	(42,957)	(18,823)	(89,608)	(13,386)	(37,109)

Net investment income (loss)		(1,710)	(59,221)	11,241	25,723	(12,470)	(66,922)	45,663	11,227

Realized gain (loss) on investments		16,653	402,615	26,068	55,291	(1,289)	178,521	21,389	66,882
Change in unrealized gain (loss) on investments		(78,757)	(939,961)	57,499	90,253	14	(25,638)	(92,549)	13,527

Net gain (loss) on investments		(62,104)	(537,346)	83,567	145,544	(1,275)	152,883	(71,160)	80,409

Reinvested capital gains		29,192	1,131,994	89,693	174,209	-	477,249	12,807	101,086

Net increase (decrease) in contract owners’ equity resulting from operations	$	(34,622)	535,427	184,501	345,476	(13,745)	563,210	(12,690)	192,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$	7,961	187,581	28,189	-	6,843	80,292	705	172,230
Mortality and expense risk charges (note 2)		(10,212)	(156,582)	(18,709)	(1,467)	(8,952)	(24,700)	(567)	(41,184)

Net investment income (loss)		(2,251)	30,999	9,480	(1,467)	(2,109)	55,592	138	131,046

Realized gain (loss) on investments		23,797	404,088	20,357	3,031	67,610	44,138	7,284	138,657
Change in unrealized gain (loss) on investments		(33,358)	262,150	5,279	(20,878)	(80,809)	(13,659)	(7,485)	(160,956)

Net gain (loss) on investments		(9,561)	666,238	25,636	(17,847)	(13,199)	30,479	(201)	(22,299)

Reinvested capital gains		60,211	629,768	8,631	19,460	93,372	-	2,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	48,399	1,327,005	43,747	146	78,064	86,071	1,974	108,747

Investment Activity:		FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$	26,310	1,361	13,986	-	48,670	36,234	-	-
Mortality and expense risk charges (note 2)		(8,266)	(1,480)	(20,941)	(9,993)	(26,648)	(23,195)	(7,115)	(33,436)

Net investment income (loss)		18,044	(119)	(6,955)	(9,993)	22,022	13,039	(7,115)	(33,436)

Realized gain (loss) on investments		(9,686)	361	9,545	33,111	12,914	20,926	44,258	146,655
Change in unrealized gain (loss) on investments		6,320	1,981	19,338	49,371	49,378	33,321	20,492	129,400

Net gain (loss) on investments		(3,366)	2,342	28,883	82,482	62,292	54,247	64,750	276,055

Reinvested capital gains		1,081	7,684	103,667	-	57,106	47,282	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,759	9,907	125,595	72,489	141,420	114,568	57,635	242,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$	26,356	1	24,233	5,527	29,966	133,449	-	8,006
Mortality and expense risk charges (note 2)		(8,347)	(31)	(20,572)	(22,719)	(15,664)	(59,958)	(13,385)	(11,406)

Net investment income (loss)		18,009	(30)	3,661	(17,192)	14,302	73,491	(13,385)	(3,400)

Realized gain (loss) on investments		2,779	274	23,992	109,688	61,117	55,079	25,434	53,684
Change in unrealized gain (loss) on investments		(4,822)	(444)	(58,536)	(353,029)	(252,454)	146,898	(132,565)	129,110

Net gain (loss) on investments		(2,043)	(170)	(34,544)	(243,341)	(191,337)	201,977	(107,131)	182,794

Reinvested capital gains		574	-	97,057	248,833	32,878	-	187,713	38,261

Net increase (decrease) in contract owners’ equity resulting from operations	$	16,540	(200)	66,174	(11,700)	(144,157)	275,468	67,197	217,655

Investment Activity:		ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$	-	20,930	59,789	620	220,191	18,555	1,814	-
Mortality and expense risk charges (note 2)		(4,930)	(14,706)	(50,660)	(1,871)	(207,879)	(26,721)	(3,403)	(38,272)

Net investment income (loss)		(4,930)	6,224	9,129	(1,251)	12,312	(8,166)	(1,589)	(38,272)

Realized gain (loss) on investments		76,695	64,417	265,899	(24,002)	807,183	100,654	20,359	218,957
Change in unrealized gain (loss) on investments		(102,532)	(38,131)	(582,473)	3,526	(1,884,065)	23,221	(2,589)	(614,707)

Net gain (loss) on investments		(25,837)	26,286	(316,574)	(20,476)	(1,076,882)	123,875	17,770	(395,750)

Reinvested capital gains		59,861	47,876	731,900	-	2,230,578	-	-	701,866

Net increase (decrease) in contract owners’ equity resulting from operations	$	29,094	80,386	424,455	(21,727)	1,166,008	115,709	16,181	267,844

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$	55,862	45,686	7,476	10,924	33,918	36,857	1,612	111
Mortality and expense risk charges (note 2)		(17,595)	(16,683)	(4,698)	(14,662)	(36,776)	(30,051)	(4,589)	(42)

Net investment income (loss)		38,267	29,003	2,778	(3,738)	(2,858)	6,806	(2,977)	69

Realized gain (loss) on investments		56,698	14,213	(1,207)	38,614	158,107	(26,718)	24,346	37
Change in unrealized gain (loss) on investments		(65,671)	(19,578)	9,089	81,595	130,787	85,792	(40,592)	(367)

Net gain (loss) on investments		(8,973)	(5,365)	7,882	120,209	288,894	59,074	(16,246)	(330)

Reinvested capital gains		-	14,468	3,943	-	-	-	63,954	12

Net increase (decrease) in contract owners’ equity resulting from operations	$	29,294	38,106	14,603	116,471	286,036	65,880	44,731	(249)

Investment Activity:		IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$	23,849	12,962	73,685	62,850	18,522	7,376	1	(1)
Mortality and expense risk charges (note 2)		(18,480)	(9,425)	(54,452)	(45,987)	(13,740)	(11,533)	(97,136)	(40,867)

Net investment income (loss)		5,369	3,537	19,233	16,863	4,782	(4,157)	(97,135)	(40,868)

Realized gain (loss) on investments		114,295	5,059	5,592	61,285	35,525	123,908	-	-
Change in unrealized gain (loss) on investments		(137,666)	5,187	(62,487)	(105,611)	(35,448)	(105,985)	-	-

Net gain (loss) on investments		(23,371)	10,246	(56,895)	(44,326)	77	17,923	-	-

Reinvested capital gains		60,900	4,883	150,053	136,250	22,717	58,709	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	42,898	18,666	112,391	108,787	27,576	72,475	(97,135)	(40,868)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$	1,070	28,651	10,359	52,598	57,667	16,966	4,063	46,251
Mortality and expense risk charges (note 2)		(7,537)	(22,299)	(5,463)	(39,410)	(43,104)	(12,256)	(2,521)	(41,355)

Net investment income (loss)		(6,467)	6,352	4,896	13,188	14,563	4,710	1,542	4,896

Realized gain (loss) on investments		35,271	44,364	1,459	88,957	111,564	31,431	7,557	335,771
Change in unrealized gain (loss) on investments		(86,144)	9,186	(6,422)	11,682	(10,281)	(23,313)	(25,601)	(100,140)

Net gain (loss) on investments		(50,873)	53,550	(4,963)	100,639	101,283	8,118	(18,044)	235,631

Reinvested capital gains		127,287	-	11,405	-	-	17,696	10,463	121,136

Net increase (decrease) in contract owners’ equity resulting from operations	$	69,947	59,902	11,338	113,827	115,846	30,524	(6,039)	361,663

Investment Activity:		NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$	3,610	10,815	4,646	11,534	1,580	25,237	1,660	7,441
Mortality and expense risk charges (note 2)		(6,439)	(3,936)	(112,168)	(21,304)	(2,217)	(41,966)	(2,512)	(8,018)

Net investment income (loss)		(2,829)	6,879	(107,522)	(9,770)	(637)	(16,729)	(852)	(577)

Realized gain (loss) on investments		53,361	14,906	412,592	3,266	(1,081)	39,035	888	9,787
Change in unrealized gain (loss) on investments		(68,958)	(63,652)	(1,122,240)	(74,781)	(16,274)	(91,670)	(8,650)	(14,156)

Net gain (loss) on investments		(15,597)	(48,746)	(709,648)	(71,515)	(17,355)	(52,635)	(7,762)	(4,369)

Reinvested capital gains		33,909	11,550	640,712	206,941	32,175	349,753	25,909	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,483	(30,317)	(176,458)	125,656	14,183	280,389	17,295	(4,946)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$	14,799	-	34,946	34,296	89,909	21,655	15,036	158,551
Mortality and expense risk charges (note 2)		(18,667)	(13,123)	(56,748)	(9,055)	(30,555)	(17,811)	(4,702)	(79,451)

Net investment income (loss)		(3,868)	(13,123)	(21,802)	25,241	59,354	3,844	10,334	79,100

Realized gain (loss) on investments		118,561	35,279	164,474	(23,072)	(34,312)	9,483	11,558	63,391
Change in unrealized gain (loss) on investments		(202,426)	(40,966)	(305,415)	17,709	31,092	(106,790)	(17,886)	19,949

Net gain (loss) on investments		(83,865)	(5,687)	(140,941)	(5,363)	(3,220)	(97,307)	(6,328)	83,340

Reinvested capital gains		220,095	159,352	200,916	-	18,753	-	12,667	263,070

Net increase (decrease) in contract owners’ equity resulting from operations	$	132,362	140,542	38,173	19,878	74,887	(93,463)	16,673	425,510

Investment Activity:		FHIP	FMG	FPR	FO2R	TIF2	OVGSS	PVF	PUIGA
Reinvested dividends	$	156	57,398	94,157	21,545	49,195	46,469	739	46
Mortality and expense risk charges (note 2)		(34)	(101,216)	(76,560)	(24,855)	(22,702)	(45,768)	(2,403)	(73)

Net investment income (loss)		122	(43,818)	17,597	(3,310)	26,493	701	(1,664)	(27)

Realized gain (loss) on investments		3	(17,126)	108,349	91,987	(10,895)	(23,744)	29,318	10
Change in unrealized gain (loss) on investments		(128)	53,592	(21,251)	(284,870)	(379,714)	(166,737)	(34,249)	(409)

Net gain (loss) on investments		(125)	36,466	87,098	(192,883)	(390,609)	(190,481)	(4,931)	(399)

Reinvested capital gains		-	927,142	411,672	503	-	244,500	21,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	(3)	919,790	516,367	(195,690)	(364,116)	54,720	15,350	(426)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR	WFAIVD
Reinvested dividends	$	20,651	-	-	-	-	214	-	6,281
Mortality and expense risk charges (note 2)		(12,987)	(8,304)	(33,379)	(2,672)	(13,550)	(1,871)	(29,306)	(10,645)

Net investment income (loss)		7,664	(8,304)	(33,379)	(2,672)	(13,550)	(1,657)	(29,306)	(4,364)

Realized gain (loss) on investments		9,052	34,243	158,451	31,051	86,879	16,773	93,689	17,983
Change in unrealized gain (loss) on investments		(33,503)	(73,073)	(269,921)	(50,535)	(215,894)	5,992	11,405	431

Net gain (loss) on investments		(24,451)	(38,830)	(111,470)	(19,484)	(129,015)	22,765	105,094	18,414

Reinvested capital gains		44,623	43,185	263,572	20,133	154,240	-	99,953	54,659

Net increase (decrease) in contract owners’ equity resulting from operations	$	27,836	(3,949)	118,723	(2,023)	11,675	21,108	175,741	68,709

Investment Activity:		OVGS4	TIF3
Reinvested dividends	$	-	-
Mortality and expense risk charges (note 2)		(23,114)	(11,761)

Net investment income (loss)		(23,114)	(11,761)

Realized gain (loss) on investments		1,942,752	639,829
Change in unrealized gain (loss) on investments		(1,936,974)	(594,160)

Net gain (loss) on investments		5,778	45,669

Reinvested capital gains		-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	(17,336)	33,908

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		Total		VKEIA		VKGIA		VKGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	51,574	(81,602)	3,909	1,620	7,102	1,303	(59,447)	(30,496)
Realized gain (loss) on investments		9,451,337	6,015,779	1,248	9,810	190,546	54,347	146,570	225,562
Change in unrealized gain (loss) on investments		(11,469,163)	26,544,727	(9,178)	30,973	(196,996)	248,352	(198,822)	412,413
Reinvested capital gains		13,321,333	9,641,312	25,841	13,933	97,698	28,130	405,777	116,245

Net increase (decrease) in contract owners’ equity resulting from operations		11,355,081	42,120,216	21,820	56,336	98,350	332,132	294,078	723,724

Equity transactions:
Purchase payments received from contract owners (note 3)		9,317,774	10,223,527	20,304	20,204	32,578	55,020	159,495	50,111
Transfers between funds		-	-	6,298	11,413	(12,555)	(90,276)	(51,777)	3,715,225
Redemptions (note 3)		(27,649,045)	(29,845,258)	(4,688)	(64,822)	(249,723)	(142,428)	(764,664)	(245,985)
Annuity benefits		(362)	(342)	-	-	-	-	-	-
Contract maintenance charges (note 2)		(159,696)	(171,833)	-	-	-	-	(3,318)	(1,498)
Contingent deferred sales charges (note 2)		(29,238)	(29,720)	-	-	(231)	(384)	(195)	(115)
Adjustments to maintain reserves		(2,107)	2,949	(16)	(15)	(71)	(27)	(421)	5,492

Net equity transactions		(18,522,674)	(19,820,677)	21,898	(33,220)	(230,002)	(178,095)	(660,880)	3,523,230

Net change in contract owners’ equity		(7,167,593)	22,299,539	43,718	23,116	(131,652)	154,037	(366,802)	4,246,954
Contract owners’ equity beginning of period		221,700,393	199,400,854	269,661	246,545	1,259,679	1,105,642	4,935,643	688,689

Contract owners’ equity end of period	$	214,532,800	221,700,393	313,379	269,661	1,128,027	1,259,679	4,568,841	4,935,643

CHANGES IN UNITS:
Beginning units		9,218,170	10,263,240	21,112	23,806	53,893	62,426	165,074	30,739
Units purchased		1,858,513	1,529,613	2,034	2,887	5,489	8,674	11,944	151,083
Units redeemed		(2,215,646)	(2,574,683)	(346)	(5,581)	(14,912)	(17,207)	(33,580)	(16,748)

Ending units		8,861,037	9,218,170	22,800	21,112	44,470	53,893	143,438	165,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		PRSCA		ADGFIS		ADUES		TCIGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(20,373)	(18,446)	4,663	(145)	(4,516)	(3,808)	(471)	(219)
Realized gain (loss) on investments		68,209	50,117	531	3,540	85,464	42,924	10,536	5,917
Change in unrealized gain (loss) on investments		36,782	456,239	(18,266)	(35,757)	(75,249)	308,366	(21,015)	12,149
Reinvested capital gains		-	-	-	-	97,906	11,831	4,380	2,071

Net increase (decrease) in contract owners’ equity resulting from operations		84,618	487,910	(13,072)	(32,362)	103,605	359,313	(6,570)	19,918

Equity transactions:
Purchase payments received from contract owners (note 3)		45,766	41,461	30,257	30,630	76,851	49,420	-	-
Transfers between funds		21,213	68,468	(25,108)	(100,018)	(45,905)	49,794	-	-
Redemptions (note 3)		(141,359)	(230,005)	(64,811)	(84,163)	(199,763)	(152,243)	(25,604)	(13,943)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(1,095)	(1,147)	(603)	(687)	(1,490)	(1,626)	-	-
Contingent deferred sales charges (note 2)		(12)	(37)	(54)	-	(28)	(1)	-	-
Adjustments to maintain reserves		(58)	(14)	(8)	(5)	(9)	(8)	(16)	(13)

Net equity transactions		(75,545)	(121,274)	(60,327)	(154,243)	(170,344)	(54,664)	(25,620)	(13,956)

Net change in contract owners’ equity		9,073	366,636	(73,399)	(186,605)	(66,739)	304,649	(32,190)	5,962
Contract owners’ equity beginning of period		1,637,389	1,270,753	564,456	751,061	1,724,931	1,420,282	105,277	99,315

Contract owners’ equity end of period	$	1,646,462	1,637,389	491,057	564,456	1,658,192	1,724,931	73,087	105,277

CHANGES IN UNITS:
Beginning units		50,050	54,658	50,873	64,761	111,074	115,225	9,349	10,666
Units purchased		3,402	4,402	4,139	3,606	5,160	7,589	-	-
Units redeemed		(5,753)	(9,010)	(9,496)	(17,494)	(16,018)	(11,740)	(2,328)	(1,317)

Ending units		47,699	50,050	45,516	50,873	100,216	111,074	7,021	9,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		TCIGR		TCG		ACIGA		IGF
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(1,710)	1,036	(59,221)	(55,352)	11,241	13,110	25,723	27,994
Realized gain (loss) on investments		16,653	45,091	402,615	639,727	26,068	(12,721)	55,291	(6,287)
Change in unrealized gain (loss) on investments		(78,757)	46,110	(939,961)	517,249	57,499	481,788	90,253	809,118
Reinvested capital gains		29,192	10,985	1,131,994	336,803	89,693	-	174,209	-

Net increase (decrease) in contract owners’ equity resulting from operations		(34,622)	103,222	535,427	1,438,427	184,501	482,177	345,476	830,825

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	128,415	158,988	21,732	33,149	180,407	124,105
Transfers between funds		(6,572)	-	(96,214)	(13,492)	(20,444)	(50,358)	51,888	163,942
Redemptions (note 3)		(27,964)	(137,830)	(911,971)	(1,098,212)	(175,981)	(263,755)	(432,780)	(292,233)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(718)	(801)	(4,924)	(5,612)	-	-	(4,104)	(4,027)
Contingent deferred sales charges (note 2)		-	-	(1,438)	(210)	(115)	(150)	(106)	(179)
Adjustments to maintain reserves		(9)	(12)	(46)	(39)	(42)	(32)	(7)	(14)

Net equity transactions		(35,263)	(138,643)	(886,178)	(958,577)	(174,850)	(281,146)	(204,702)	(8,406)

Net change in contract owners’ equity		(69,885)	(35,421)	(350,751)	479,850	9,651	201,031	140,774	822,419
Contract owners’ equity beginning of period		554,689	590,110	6,073,758	5,593,908	1,745,830	1,544,799	3,281,439	2,459,020

Contract owners’ equity end of period	$	484,804	554,689	5,723,007	6,073,758	1,755,481	1,745,830	3,422,213	3,281,439

CHANGES IN UNITS:
Beginning units		16,745	21,618	134,560	144,835	126,524	149,912	115,075	115,520
Units purchased		-	-	4,465	9,496	2,129	6,691	12,951	13,331
Units redeemed		(1,080)	(4,873)	(30,243)	(19,771)	(13,914)	(30,079)	(19,958)	(13,776)

Ending units		15,665	16,745	108,782	134,560	114,739	126,524	108,068	115,075

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		BSTG		TCUL		DWHYOI		DAF
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(12,470)	(18,164)	(66,922)	(62,334)	45,663	53,488	11,227	13,326
Realized gain (loss) on investments		(1,289)	3,975	178,521	34,169	21,389	3,567	66,882	41,843
Change in unrealized gain (loss) on investments		14	(15,312)	(25,638)	1,728,628	(92,549)	13,106	13,527	467,577
Reinvested capital gains		-	-	477,249	269,899	12,807	1,152	101,086	-

Net increase (decrease) in contract owners’ equity resulting from operations		(13,745)	(29,501)	563,210	1,970,362	(12,690)	71,313	192,722	522,746

Equity transactions:
Purchase payments received from contract owners (note 3)		61,664	70,270	152,212	160,917	99,305	70,655	121,604	136,633
Transfers between funds		(76,813)	(78,624)	(136,722)	(129,814)	(66,808)	(24,756)	(73,955)	(138,444)
Redemptions (note 3)		(56,911)	(499,942)	(720,349)	(753,487)	(118,848)	(74,575)	(326,506)	(282,690)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(960)	(1,316)	(6,854)	(7,108)	(1,000)	(962)	(1,799)	(1,931)
Contingent deferred sales charges (note 2)		(36)	(284)	(321)	(399)	(22)	(10)	(34)	(241)
Adjustments to maintain reserves		(61)	(60)	(21)	(51)	1	(11)	(44)	(52)

Net equity transactions		(73,117)	(509,956)	(712,055)	(729,942)	(87,372)	(29,659)	(280,734)	(286,725)

Net change in contract owners’ equity		(86,862)	(539,457)	(148,845)	1,240,420	(100,062)	41,654	(88,012)	236,021
Contract owners’ equity beginning of period		1,508,883	2,048,340	7,193,793	5,953,373	1,007,394	965,740	3,000,290	2,764,269

Contract owners’ equity end of period	$	1,422,021	1,508,883	7,044,948	7,193,793	907,332	1,007,394	2,912,278	3,000,290

CHANGES IN UNITS:
Beginning units		77,831	108,398	292,723	328,206	51,699	53,365	178,829	201,744
Units purchased		5,852	14,621	11,420	18,705	7,730	16,048	10,224	17,917
Units redeemed		(8,911)	(45,188)	(38,373)	(54,188)	(12,024)	(17,714)	(27,007)	(40,832)

Ending units		74,772	77,831	265,770	292,723	47,405	51,699	162,046	178,829

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DPBOZ		DSPI		DPITIA		DROSC
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$(2,251)	(2,216)	30,999	34,297	9,480	15,352	(1,467)	(759)
Realized gain (loss) on investments	23,797	16,065	404,088	207,503	20,357	22,214	3,031	7,909
Change in unrealized gain (loss) on investments	(33,358)	121,368	262,150	2,276,144	5,279	(78,853)	(20,878)	(275)
Reinvested capital gains	60,211	10,879	629,768	236,455	8,631	1,953	19,460	13,659

Net increase (decrease) in contract owners’ equity resulting from operations	48,399	146,096	1,327,005	2,754,399	43,747	(39,334)	146	20,534

Equity transactions:
Purchase payments received from contract owners (note 3)	26,862	29,487	536,283	523,462	88,585	43,134	4,497	1,220
Transfers between funds	(1,367)	14,325	45,383	85,954	472,503	(5,267)	(1,061)	101,845
Redemptions (note 3)	(118,962)	(107,509)	(1,257,133)	(939,733)	(224,236)	(156,218)	(370)	(17,857)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(593)	(614)	(11,974)	(12,372)	(1,221)	(1,356)	-	-
Contingent deferred sales charges (note 2)	(867)	(52)	(830)	(288)	(438)	(7)	-	(135)
Adjustments to maintain reserves	(10)	(34)	(20)	(20)	(2)	(12)	(32)	(5)

Net equity transactions	(94,937)	(64,397)	(688,291)	(342,997)	335,191	(119,726)	3,034	85,068

Net change in contract owners’ equity	(46,538)	81,699	638,714	2,411,402	378,938	(159,060)	3,180	105,602
Contract owners’ equity beginning of period	848,406	766,707	11,773,528	9,362,126	1,355,191	1,514,251	125,788	20,186

Contract owners’ equity end of period	$801,868	848,406	12,412,242	11,773,528	1,734,129	1,355,191	128,968	125,788

CHANGES IN UNITS:
Beginning units	61,290	66,287	267,603	276,731	107,842	117,378	6,750	1,580
Units purchased	2,328	5,669	16,761	20,440	43,520	7,887	1,379	8,952
Units redeemed	(8,944)	(10,666)	(31,738)	(29,568)	(17,910)	(17,423)	(1,177)	(3,782)

Ending units	54,674	61,290	252,626	267,603	133,452	107,842	6,952	6,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		DTC		FBDF		FEQIF		FHYT
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(2,109)	(378)	55,592	65,854	138	115	131,046	144,527
Realized gain (loss) on investments		67,610	47,001	44,138	95,411	7,284	3,432	138,657	76,651
Change in unrealized gain (loss) on investments		(80,809)	105,891	(13,659)	(173,354)	(7,485)	7,131	(160,956)	144,659
Reinvested capital gains		93,372	16,088	-	-	2,037	2,380	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		78,064	168,602	86,071	(12,089)	1,974	13,058	108,747	365,837

Equity transactions:
Purchase payments received from contract owners (note 3)		21,909	11,584	115,758	110,204	1,525	3,107	179,210	214,364
Transfers between funds		202,087	(2,291)	(25,567)	(107,870)	-	(12,052)	(23,246)	554,532
Redemptions (note 3)		(100,256)	(53,305)	(344,481)	(238,104)	(24,881)	-	(776,527)	(582,812)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(681)	(634)	(1,438)	(1,722)	-	-	(1,369)	(1,415)
Contingent deferred sales charges (note 2)		(115)	(37)	(506)	(199)	-	-	(1,031)	(246)
Adjustments to maintain reserves		19	(33)	(8)	(86)	(1)	(4)	(241)	28

Net equity transactions		122,963	(44,716)	(256,242)	(237,777)	(23,357)	(8,949)	(623,204)	184,451

Net change in contract owners’ equity		201,027	123,886	(170,171)	(249,866)	(21,383)	4,109	(514,457)	550,288
Contract owners’ equity beginning of period		650,096	526,210	1,963,068	2,212,934	56,170	52,061	3,677,026	3,126,738

Contract owners’ equity end of period	$	851,123	650,096	1,792,897	1,963,068	34,787	56,170	3,162,569	3,677,026

CHANGES IN UNITS:
Beginning units		28,649	30,148	88,730	99,418	4,171	5,018	165,948	157,579
Units purchased		8,239	4,559	10,014	11,842	112	261	17,446	62,434
Units redeemed		(5,618)	(6,058)	(21,137)	(22,530)	(1,824)	(1,108)	(44,898)	(54,065)

Ending units		31,270	28,649	77,607	88,730	2,459	4,171	138,496	165,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		FIIF		FABA		FAB		FAEGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	18,044	13,425	(119)	(226)	(6,955)	(6,105)	(9,993)	(8,565)
Realized gain (loss) on investments		(9,686)	4,088	361	1,329	9,545	6,954	33,111	6,483
Change in unrealized gain (loss) on investments		6,320	(38,769)	1,981	15,411	19,338	172,812	49,371	205,866
Reinvested capital gains		1,081	22,468	7,684	4,718	103,667	57,952	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,759	1,212	9,907	21,232	125,595	231,613	72,489	203,784

Equity transactions:
Purchase payments received from contract owners (note 3)		10,672	11,745	877	856	88,058	48,511	14,724	19,142
Transfers between funds		478,747	(33,274)	2,347	(4,130)	216,593	3,665	(2,701)	2,123
Redemptions (note 3)		(99,734)	(198,910)	(1,636)	(36,235)	(55,148)	(58,982)	(73,827)	(49,769)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(1,246)	(1,076)	-	-
Contingent deferred sales charges (note 2)		(66)	(1,045)	-	(377)	(1)	(81)	(110)	(516)
Adjustments to maintain reserves		(32)	7	-	(21)	(4)	(12)	(40)	(31)

Net equity transactions		389,587	(221,477)	1,588	(39,907)	248,252	(7,975)	(61,954)	(29,051)

Net change in contract owners’ equity		405,346	(220,265)	11,495	(18,675)	373,847	223,638	10,535	174,733
Contract owners’ equity beginning of period		416,260	636,525	116,485	135,160	1,482,843	1,259,205	781,979	607,246

Contract owners’ equity end of period	$	821,606	416,260	127,980	116,485	1,856,690	1,482,843	792,514	781,979

CHANGES IN UNITS:
Beginning units		25,007	37,865	7,548	10,391	66,146	66,501	73,519	76,497
Units purchased		31,428	5,318	208	70	13,221	3,192	5,883	3,114
Units redeemed		(9,658)	(18,176)	(109)	(2,913)	(2,792)	(3,547)	(11,238)	(6,092)

Ending units		46,777	25,007	7,647	7,548	76,575	66,146	68,164	73,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAEIA		FAEI		FAGOA		FAGO
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$22,022	13,633	13,039	6,645	(7,115)	(6,385)	(33,436)	(28,641)
Realized gain (loss) on investments	12,914	(13,375)	20,926	(25,422)	44,258	24,726	146,655	83,146
Change in unrealized gain (loss) on investments	49,378	453,098	33,321	423,276	20,492	136,603	129,400	590,924
Reinvested capital gains	57,106	-	47,282	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,420	453,356	114,568	404,499	57,635	154,944	242,619	645,429

Equity transactions:
Purchase payments received from contract owners (note 3)	61,248	60,982	61,126	69,512	7,565	6,061	175,065	136,482
Transfers between funds	26,970	6,500	(13,772)	(87,935)	7,748	(1,654)	60,045	25,955
Redemptions (note 3)	(216,661)	(278,469)	(168,659)	(336,168)	(47,381)	(43,636)	(228,261)	(236,455)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,054)	(2,498)	-	-	(3,461)	(3,424)
Contingent deferred sales charges (note 2)	(693)	(388)	(138)	(1)	(92)	(304)	(2)	(17)
Adjustments to maintain reserves	(62)	(70)	18	(22)	(50)	(24)	(7)	(5)

Net equity transactions	(129,198)	(211,445)	(123,479)	(357,112)	(32,210)	(39,557)	3,379	(77,464)

Net change in contract owners’ equity	12,222	241,911	(8,911)	47,387	25,425	115,387	245,998	567,965
Contract owners’ equity beginning of period	2,073,968	1,832,057	1,789,970	1,742,583	582,728	467,341	2,512,346	1,944,381

Contract owners’ equity end of period	$2,086,190	2,073,968	1,781,059	1,789,970	608,153	582,728	2,758,344	2,512,346

CHANGES IN UNITS:
Beginning units	113,997	126,885	62,482	76,388	46,725	50,561	114,109	118,799
Units purchased	5,852	8,382	2,633	3,129	2,252	947	24,111	12,773
Units redeemed	(12,518)	(21,270)	(6,861)	(17,035)	(4,776)	(4,783)	(24,313)	(17,463)

Ending units	107,331	113,997	58,254	62,482	44,201	46,725	113,907	114,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		FAHY		FAOA		FAM		FRBSI
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	18,009	22,191	(30)	(13)	3,661	1,482	(17,192)	(1,990)
Realized gain (loss) on investments		2,779	(1,251)	274	98	23,992	23,548	109,688	(59,958)
Change in unrealized gain (loss) on investments		(4,822)	28,831	(444)	1,416	(58,536)	89,029	(353,029)	441,365
Reinvested capital gains		574	7,241	-	20	97,057	88,174	248,833	175,945

Net increase (decrease) in contract owners’ equity resulting from operations		16,540	57,012	(200)	1,521	66,174	202,233	(11,700)	555,362

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	-	-	55,755	71,950	65,434	78,251
Transfers between funds		(1,232)	(227)	-	-	(10,319)	14,007	(10,457)	(75,424)
Redemptions (note 3)		(67,055)	(88,069)	(4,680)	(2,148)	(231,792)	(305,612)	(249,346)	(509,673)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(635)	(770)	-	-	(1,896)	(2,488)	-	-
Contingent deferred sales charges (note 2)		(158)	-	-	-	(20)	(45)	(85)	(1,501)
Adjustments to maintain reserves		40	(14)	(10)	(6)	(23)	(15)	(28)	(31)

Net equity transactions		(69,040)	(89,080)	(4,690)	(2,154)	(188,295)	(222,203)	(194,482)	(508,378)

Net change in contract owners’ equity		(52,500)	(32,068)	(4,890)	(633)	(122,121)	(19,970)	(206,182)	46,984
Contract owners’ equity beginning of period		670,355	702,423	5,729	6,362	1,632,199	1,652,169	1,908,757	1,861,773

Contract owners’ equity end of period	$	617,855	670,355	839	5,729	1,510,078	1,632,199	1,702,575	1,908,757

CHANGES IN UNITS:
Beginning units		23,033	26,281	409	592	55,673	63,385	66,572	87,231
Units purchased		-	418	-	-	1,896	3,590	3,947	4,859
Units redeemed		(2,314)	(3,666)	(341)	(183)	(8,094)	(11,302)	(10,799)	(25,518)

Ending units		20,719	23,033	68	409	49,475	55,673	59,720	66,572

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TFF		TMSF		FSCG		AREA
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$14,302	1,458	73,491	4,852	(13,385)	(12,433)	(3,400)	(1,515)
Realized gain (loss) on investments	61,117	(3,863)	55,079	(30,507)	25,434	9,014	53,684	37,217
Change in unrealized gain (loss) on investments	(252,454)	237,678	146,898	1,086,994	(132,565)	188,856	129,110	(127,383)
Reinvested capital gains	32,878	45,329	-	-	187,713	140,625	38,261	101,789

Net increase (decrease) in contract owners’ equity resulting from operations	(144,157)	280,602	275,468	1,061,339	67,197	326,062	217,655	10,108

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	201,579	206,094	24,656	28,655	19,576	19,232
Transfers between funds	(5,805)	(32,007)	(138,006)	(127,652)	(14,724)	(34,246)	37,837	16,658
Redemptions (note 3)	(110,643)	(92,681)	(774,295)	(544,590)	(134,881)	(133,017)	(195,631)	(174,968)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,211)	(1,386)	(2,447)	(2,755)	-	-	-	-
Contingent deferred sales charges (note 2)	(111)	(2)	(121)	(671)	(77)	(149)	(491)	(55)
Adjustments to maintain reserves	(11)	(38)	42	(33)	(29)	(27)	(22)	(42)

Net equity transactions	(117,781)	(126,114)	(713,248)	(469,607)	(125,055)	(138,784)	(138,731)	(139,175)

Net change in contract owners’ equity	(261,938)	154,488	(437,780)	591,732	(57,858)	187,278	78,924	(129,067)
Contract owners’ equity beginning of period	1,311,578	1,157,090	4,872,229	4,280,497	1,142,548	955,270	864,545	993,612

Contract owners’ equity end of period	$1,049,640	1,311,578	4,434,449	4,872,229	1,084,690	1,142,548	943,469	864,545

CHANGES IN UNITS:
Beginning units	45,279	50,054	213,654	236,898	87,928	100,576	76,528	88,466
Units purchased	-	-	11,169	15,230	2,026	3,370	11,114	19,443
Units redeemed	(4,064)	(4,775)	(41,706)	(38,474)	(11,232)	(16,018)	(21,604)	(31,381)

Ending units	41,215	45,279	183,117	213,654	78,722	87,928	66,038	76,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		ASCGI		JBS		JF		JOS
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(4,930)	(4,659)	6,224	3,352	9,129	(34,761)	(1,251)	4,015
Realized gain (loss) on investments		76,695	6,910	64,417	62,799	265,899	195,386	(24,002)	(49,775)
Change in unrealized gain (loss) on investments		(102,532)	111,755	(38,131)	108,868	(582,473)	723,051	3,526	66,430
Reinvested capital gains		59,861	25,074	47,876	35,947	731,900	18,702	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		29,094	139,080	80,386	210,966	424,455	902,378	(21,727)	20,670

Equity transactions:
Purchase payments received from contract owners (note 3)		1,566	3,376	9,034	15,043	100,645	103,798	2,802	3,664
Transfers between funds		11,452	39,433	81,302	30,465	(11,886)	6,979	(9,168)	(84,150)
Redemptions (note 3)		(175,160)	(35,926)	(263,799)	(181,416)	(454,353)	(389,562)	(40,421)	(22,429)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(4,464)	(4,862)	-	-
Contingent deferred sales charges (note 2)		(1,342)	(3)	(18)	(137)	(851)	(218)	(11)	(38)
Adjustments to maintain reserves		(45)	(15)	(22)	(22)	(32)	(46)	(26)	2

Net equity transactions		(163,529)	6,865	(173,503)	(136,067)	(370,941)	(283,911)	(46,824)	(102,951)

Net change in contract owners’ equity		(134,435)	145,945	(93,117)	74,899	53,514	618,467	(68,551)	(82,281)
Contract owners’ equity beginning of period		499,925	353,980	1,301,744	1,226,845	4,008,881	3,390,414	185,541	267,822

Contract owners’ equity end of period	$	365,490	499,925	1,208,627	1,301,744	4,062,395	4,008,881	116,990	185,541

CHANGES IN UNITS:
Beginning units		28,006	27,450	81,019	89,940	182,285	198,550	15,425	24,526
Units purchased		2,567	3,376	8,188	12,881	5,208	6,496	561	845
Units redeemed		(11,231)	(2,820)	(18,743)	(21,802)	(20,171)	(22,761)	(4,524)	(9,946)

Ending units		19,342	28,006	70,464	81,019	167,322	182,285	11,462	15,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		JTF		JWF		JWS		LSC
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	12,312	(91,070)	(8,166)	(16,073)	(1,589)	(2,597)	(38,272)	(29,858)
Realized gain (loss) on investments		807,183	1,054,448	100,654	47,113	20,359	14,422	218,957	119,185
Change in unrealized gain (loss) on investments		(1,884,065)	(468,963)	23,221	426,117	(2,589)	46,711	(614,707)	285,021
Reinvested capital gains		2,230,578	3,579,542	-	-	-	-	701,866	323,507

Net increase (decrease) in contract owners’ equity resulting from operations		1,166,008	4,073,957	115,709	457,157	16,181	58,536	267,844	697,855

Equity transactions:
Purchase payments received from contract owners (note 3)		462,991	323,900	8	-	2,155	590	244,639	213,169
Transfers between funds		(270,496)	(386,341)	(15,140)	(1,680)	15,422	2,711	43,838	70,446
Redemptions (note 3)		(1,502,595)	(1,409,631)	(218,236)	(189,849)	(31,281)	(14,130)	(180,184)	(303,759)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(15,257)	(16,555)	(3,107)	(3,424)	-	-	(2,480)	(2,568)
Contingent deferred sales charges (note 2)		(493)	(240)	-	-	(9)	(20)	(50)	(25)
Adjustments to maintain reserves		(34)	(64)	(4)	(21)	10	(25)	6	(19)

Net equity transactions		(1,325,884)	(1,488,931)	(236,479)	(194,974)	(13,703)	(10,874)	105,769	(22,756)

Net change in contract owners’ equity		(159,876)	2,585,026	(120,770)	262,183	2,478	47,662	373,613	675,099
Contract owners’ equity beginning of period		16,532,140	13,947,114	2,113,967	1,851,784	276,976	229,314	2,776,184	2,101,085

Contract owners’ equity end of period	$	16,372,264	16,532,140	1,993,197	2,113,967	279,454	276,976	3,149,797	2,776,184

CHANGES IN UNITS:
Beginning units		379,233	420,544	108,848	119,817	15,783	16,415	90,667	91,719
Units purchased		13,319	12,052	1	-	1,598	1,421	20,776	16,234
Units redeemed		(39,325)	(53,363)	(11,501)	(10,969)	(2,316)	(2,053)	(17,577)	(17,286)

Ending units		353,227	379,233	97,348	108,848	15,065	15,783	93,866	90,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		MSI		NBF		NBIXA		NFA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	38,267	46,566	29,003	27,827	2,778	3,569	(3,738)	(3,332)
Realized gain (loss) on investments		56,698	41,300	14,213	8,311	(1,207)	(147)	38,614	33,308
Change in unrealized gain (loss) on investments		(65,671)	(88,353)	(19,578)	(65,198)	9,089	(26,196)	81,595	249,066
Reinvested capital gains		-	-	14,468	5,800	3,943	6,376	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		29,294	(487)	38,106	(23,260)	14,603	(16,398)	116,471	279,042

Equity transactions:
Purchase payments received from contract owners (note 3)		55,227	63,948	59,253	83,831	20,549	19,261	(88)	-
Transfers between funds		198,979	30,428	25,498	28,158	3,117	18,775	(11,995)	(59,009)
Redemptions (note 3)		(492,251)	(189,398)	(129,374)	(219,183)	(45,444)	(71,128)	(100,154)	(128,091)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(872)	(901)	(1,373)	(1,583)	-	-	(529)	(596)
Contingent deferred sales charges (note 2)		(55)	-	-	-	-	(121)	(20)	(140)
Adjustments to maintain reserves		(25)	(20)	(40)	(10)	(1)	(45)	(42)	(47)

Net equity transactions		(238,997)	(95,943)	(46,036)	(108,787)	(21,779)	(33,258)	(112,828)	(187,883)

Net change in contract owners’ equity		(209,703)	(96,430)	(7,930)	(132,047)	(7,176)	(49,656)	3,643	91,159
Contract owners’ equity beginning of period		1,468,519	1,564,949	1,304,321	1,436,368	368,848	418,504	1,169,775	1,078,616

Contract owners’ equity end of period	$	1,258,816	1,468,519	1,296,391	1,304,321	361,672	368,848	1,173,418	1,169,775

CHANGES IN UNITS:
Beginning units		80,144	85,387	22,788	23,941	23,523	25,593	85,685	101,501
Units purchased		14,707	7,747	1,533	2,734	1,519	2,435	-	-
Units redeemed		(27,260)	(12,990)	(2,399)	(3,887)	(2,840)	(4,505)	(7,924)	(15,816)

Ending units		67,591	80,144	21,922	22,788	22,202	23,523	77,761	85,685

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NF		NGBF		NGF		NIIXA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(2,858)	(1,568)	6,806	(4,819)	(2,977)	(2,513)	69	56
Realized gain (loss) on investments		158,107	10,760	(26,718)	(94,859)	24,346	28,295	37	(662)
Change in unrealized gain (loss) on investments		130,787	613,317	85,792	(49,784)	(40,592)	28,004	(367)	1,538
Reinvested capital gains		-	-	-	-	63,954	30,084	12	-

Net increase (decrease) in contract owners’ equity resulting from operations		286,036	622,509	65,880	(149,462)	44,731	83,870	(249)	932

Equity transactions:
Purchase payments received from contract owners (note 3)		111,151	122,818	107,469	119,316	8	-	-	-
Transfers between funds		201,251	(7,204)	24,544	(591,403)	-	-	-	-
Redemptions (note 3)		(302,800)	(302,379)	(336,842)	(705,279)	(39,978)	(60,368)	(708)	(1,923)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(3,155)	(3,273)	(1,920)	(2,443)	(610)	(610)	-	-
Contingent deferred sales charges (note 2)		(21)	(34)	(89)	(1,608)	-	-	-	-
Adjustments to maintain reserves		3	(65)	12	(67)	(9)	(99)	(12)	-

Net equity transactions		6,429	(190,137)	(206,826)	(1,181,484)	(40,589)	(61,077)	(720)	(1,923)

Net change in contract owners’ equity		292,465	432,372	(140,946)	(1,330,946)	4,142	22,793	(969)	(991)
Contract owners’ equity beginning of period		2,699,788	2,267,416	2,460,567	3,791,513	349,576	326,783	4,502	5,493

Contract owners’ equity end of period	$	2,992,253	2,699,788	2,319,621	2,460,567	353,718	349,576	3,533	4,502

CHANGES IN UNITS:
Beginning units		32,016	37,854	130,723	192,258	6,320	10,666	335	492
Units purchased		7,400	2,873	23,838	11,367	-	-	-	-
Units redeemed		(3,747)	(8,711)	(35,138)	(72,902)	(526)	(4,346)	(51)	(157)

Ending units		35,669	32,016	119,423	130,723	5,794	6,320	284	335

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDAS		IDCS		IDMS		IDMAS
	2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$5,369	4,424	3,537	2,465	19,233	11,100	16,863	16,197
Realized gain (loss) on investments	114,295	3,468	5,059	17,534	5,592	(63,761)	61,285	(25,874)
Change in unrealized gain (loss) on investments	(137,666)	286,055	5,187	(36,765)	(62,487)	517,556	(105,611)	609,451
Reinvested capital gains	60,900	19,154	4,883	40,064	150,053	132,450	136,250	81,956

Net increase (decrease) in contract owners’ equity resulting from operations	42,898	313,101	18,666	23,298	112,391	597,345	108,787	681,730

Equity transactions:
Purchase payments received from contract owners (note 3)	76,417	84,234	23,277	13,037	214,528	231,557	180,348	251,768
Transfers between funds	(28,423)	(135,416)	(14,866)	58,449	3,683	118,895	(179,344)	(13,852)
Redemptions (note 3)	(183,554)	(235,697)	(91,957)	(175,418)	(482,434)	(1,470,666)	(496,251)	(369,892)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(162)	(1,158)	-	(111)	(1,666)	(1,651)	(3,844)	(1,510)
Adjustments to maintain reserves	(38)	(20)	-	(30)	(78)	(70)	(35)	(33)

Net equity transactions	(135,760)	(288,057)	(83,546)	(104,073)	(265,967)	(1,121,935)	(499,126)	(133,519)

Net change in contract owners’ equity	(92,862)	25,044	(64,880)	(80,775)	(153,576)	(524,590)	(390,339)	548,211
Contract owners’ equity beginning of period	1,462,006	1,436,962	815,300	896,075	4,302,408	4,826,998	3,954,185	3,405,974

Contract owners’ equity end of period	$1,369,144	1,462,006	750,420	815,300	4,148,832	4,302,408	3,563,846	3,954,185

CHANGES IN UNITS:
Beginning units	97,693	119,470	58,486	66,093	287,846	366,259	258,330	267,649
Units purchased	8,003	7,960	4,990	15,702	15,779	30,239	14,072	23,707
Units redeemed	(17,010)	(29,737)	(10,786)	(23,309)	(32,959)	(108,652)	(45,719)	(33,026)

Ending units	88,686	97,693	52,690	58,486	270,666	287,846	226,683	258,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		IDMCS		NMCIXA		MMF		MMFR
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	4,782	2,308	(4,157)	(4,257)	(97,135)	(108,624)	(40,868)	(44,111)
Realized gain (loss) on investments		35,525	85,332	123,908	77,316	-	-	-	-
Change in unrealized gain (loss) on investments		(35,448)	(61,004)	(105,985)	133,297	-	-	-	-
Reinvested capital gains		22,717	73,826	58,709	42,337	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		27,576	100,462	72,475	248,693	(97,135)	(108,624)	(40,868)	(44,111)

Equity transactions:
Purchase payments received from contract owners (note 3)		53,660	64,676	26,968	30,247	739,983	1,634,377	104,986	114,975
Transfers between funds		5,787	82,004	(71,771)	113,158	689,462	(161,562)	422,062	678,319
Redemptions (note 3)		(123,997)	(502,078)	(151,660)	(113,334)	(2,044,094)	(2,196,429)	(943,690)	(969,683)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(7,275)	(8,643)	-	-
Contingent deferred sales charges (note 2)		(647)	(537)	(83)	(388)	(832)	(283)	(420)	(3,021)
Adjustments to maintain reserves		(26)	(55)	11	(85)	(23)	(58)	(38)	(48)

Net equity transactions		(65,223)	(355,990)	(196,535)	29,598	(622,779)	(732,598)	(417,100)	(179,458)

Net change in contract owners’ equity		(37,647)	(255,528)	(124,060)	278,291	(719,914)	(841,222)	(457,968)	(223,569)
Contract owners’ equity beginning of period		1,095,259	1,350,787	1,031,349	753,058	7,817,587	8,658,809	3,718,433	3,942,002

Contract owners’ equity end of period	$	1,057,612	1,095,259	907,289	1,031,349	7,097,673	7,817,587	3,260,465	3,718,433

CHANGES IN UNITS:
Beginning units		74,480	98,732	44,149	42,441	332,842	364,519	347,174	364,191
Units purchased		6,561	14,353	2,023	13,664	146,859	187,951	81,277	107,475
Units redeemed		(10,858)	(38,605)	(10,031)	(11,956)	(173,664)	(219,628)	(119,922)	(124,492)

Ending units		70,183	74,480	36,141	44,149	306,037	332,842	308,529	347,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NGFA		GVIDA		GVIDC		GVIDM
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(6,467)	(5,046)	6,352	5,925	4,896	1,377	13,188	11,656
Realized gain (loss) on investments		35,271	31,865	44,364	43,181	1,459	8,713	88,957	67,683
Change in unrealized gain (loss) on investments		(86,144)	47,295	9,186	273,780	(6,422)	(2,209)	11,682	284,027
Reinvested capital gains		127,287	46,796	-	-	11,405	5,725	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		69,947	120,910	59,902	322,886	11,338	13,606	113,827	363,366

Equity transactions:
Purchase payments received from contract owners (note 3)		54,084	57,406	185,400	154,995	48,625	56,516	408,440	359,246
Transfers between funds		60,992	11,835	(13,280)	21,739	223,350	168,229	(15,050)	83,402
Redemptions (note 3)		(40,561)	(110,663)	(113,425)	(122,894)	(51,106)	(260,950)	(226,078)	(302,501)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(588)	(577)	(3,052)	(2,831)	(924)	(1,018)	(4,731)	(4,994)
Contingent deferred sales charges (note 2)		(41)	(9)	(392)	(5)	-	-	(174)	(444)
Adjustments to maintain reserves		(11)	9	(10)	(10)	(12)	(2)	(18)	(7)

Net equity transactions		73,875	(41,999)	55,241	50,994	219,933	(37,225)	162,389	134,702

Net change in contract owners’ equity		143,822	78,911	115,143	373,880	231,271	(23,619)	276,216	498,068
Contract owners’ equity beginning of period		539,660	460,749	1,644,739	1,270,859	374,432	398,051	2,855,822	2,357,754

Contract owners’ equity end of period	$	683,482	539,660	1,759,882	1,644,739	605,703	374,432	3,132,038	2,855,822

CHANGES IN UNITS:
Beginning units		29,293	32,183	95,124	92,312	28,612	31,472	183,038	173,919
Units purchased		8,090	8,465	12,116	14,525	26,149	19,781	33,330	35,728
Units redeemed		(4,465)	(11,355)	(9,013)	(11,713)	(9,623)	(22,641)	(23,007)	(26,609)

Ending units		32,918	29,293	98,227	95,124	45,138	28,612	193,361	183,038

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		GVDMA		GVDMC		NVMIG6		NIXR
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	14,563	10,845	4,710	4,024	1,542	(300)	4,896	10,590
Realized gain (loss) on investments		111,564	157,456	31,431	27,584	7,557	1,745	335,771	126,530
Change in unrealized gain (loss) on investments		(10,281)	379,533	(23,313)	37,624	(25,601)	23,068	(100,140)	396,403
Reinvested capital gains		-	-	17,696	11,490	10,463	-	121,136	230,933

Net increase (decrease) in contract owners’ equity resulting from operations		115,846	547,834	30,524	80,722	(6,039)	24,513	361,663	764,456

Equity transactions:
Purchase payments received from contract owners (note 3)		496,415	436,801	113,011	98,082	47,805	40,251	169,865	142,753
Transfers between funds		(31,347)	8,040	12,717	(30,800)	6,148	25,347	(264,020)	263,827
Redemptions (note 3)		(262,791)	(669,065)	(163,863)	(90,932)	(18,046)	(24,744)	(285,539)	(424,681)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(5,536)	(5,700)	(1,907)	(1,852)	(209)	(201)	(1,438)	(1,475)
Contingent deferred sales charges (note 2)		(70)	(1,113)	(51)	(14)	-	(6)	(414)	(507)
Adjustments to maintain reserves		4	(24)	-	(18)	(7)	(18)	(69)	(57)

Net equity transactions		196,675	(231,061)	(40,093)	(25,534)	35,691	40,629	(381,615)	(20,140)

Net change in contract owners’ equity		312,521	316,773	(9,569)	55,188	29,652	65,142	(19,952)	744,316
Contract owners’ equity beginning of period		3,143,922	2,827,149	968,894	913,706	185,035	119,893	3,316,711	2,572,395

Contract owners’ equity end of period	$	3,456,443	3,143,922	959,325	968,894	214,687	185,035	3,296,759	3,316,711

CHANGES IN UNITS:
Beginning units		188,259	204,481	66,850	68,753	16,610	12,862	241,912	245,704
Units purchased		29,596	29,865	9,442	7,312	7,176	6,554	22,533	40,152
Units redeemed		(18,060)	(46,087)	(12,265)	(9,215)	(3,993)	(2,806)	(48,154)	(43,944)

Ending units		199,795	188,259	64,027	66,850	19,793	16,610	216,291	241,912

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NSCIXA		NVTIV3		NBGST		NBGF
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(2,829)	(1,721)	6,879	2,133	(107,522)	(86,555)	(9,770)	(12,169)
Realized gain (loss) on investments		53,361	35,706	14,906	(1,702)	412,592	243,128	3,266	5,405
Change in unrealized gain (loss) on investments		(68,958)	94,675	(63,652)	26,196	(1,122,240)	1,926,486	(74,781)	342,464
Reinvested capital gains		33,909	30,851	11,550	1,774	640,712	644,920	206,941	149,436

Net increase (decrease) in contract owners’ equity resulting from operations		15,483	159,511	(30,317)	28,401	(176,458)	2,727,979	125,656	485,136

Equity transactions:
Purchase payments received from contract owners (note 3)		19,364	19,191	56,776	31,683	211,610	205,497	34,391	28,362
Transfers between funds		(2,824)	(42,530)	267	110,591	(436,124)	(271,602)	26,919	36,335
Redemptions (note 3)		(82,408)	(65,823)	(8,828)	(30,687)	(1,027,379)	(1,201,509)	(187,281)	(243,921)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	(372)	(283)	(3,645)	(4,115)	(1,435)	(1,539)
Contingent deferred sales charges (note 2)		(265)	(604)	(34)	(4)	(2,366)	(1,900)	-	(32)
Adjustments to maintain reserves		(41)	(44)	1	(26)	(89)	(78)	(13)	(13)

Net equity transactions		(66,174)	(89,810)	47,810	111,274	(1,257,993)	(1,273,707)	(127,419)	(180,808)

Net change in contract owners’ equity		(50,691)	69,701	17,493	139,675	(1,434,451)	1,454,272	(1,763)	304,328
Contract owners’ equity beginning of period		564,938	495,237	248,656	108,981	9,834,432	8,380,160	1,672,673	1,368,345

Contract owners’ equity end of period	$	514,247	564,938	266,149	248,656	8,399,981	9,834,432	1,670,910	1,672,673

CHANGES IN UNITS:
Beginning units		26,501	31,779	15,167	7,878	227,244	262,029	50,223	56,334
Units purchased		1,631	1,385	9,220	9,666	14,473	16,660	2,915	4,013
Units redeemed		(4,703)	(6,663)	(6,484)	(2,377)	(44,463)	(51,445)	(6,619)	(10,124)

Ending units		23,429	26,501	17,903	15,167	197,254	227,244	46,519	50,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NBGT		PF		NBPT		NLMB
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(637)	(1,201)	(16,729)	(1,045)	(852)	637	(577)	1,270
Realized gain (loss) on investments		(1,081)	619	39,035	18,091	888	657	9,787	(4,190)
Change in unrealized gain (loss) on investments		(16,274)	37,098	(91,670)	300,535	(8,650)	9,942	(14,156)	(1,076)
Reinvested capital gains		32,175	21,835	349,753	458,049	25,909	40,531	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		14,183	58,351	280,389	775,630	17,295	51,767	(4,946)	(3,996)

Equity transactions:
Purchase payments received from contract owners (note 3)		783	1,187	121,014	129,804	1,550	1,873	28,072	25,838
Transfers between funds		(3,756)	(440)	(322,035)	(2,071)	(25,651)	12,011	(75,867)	(27,504)
Redemptions (note 3)		(6,801)	(40,176)	(397,047)	(162,751)	(58,089)	(8,236)	(67,701)	(64,089)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	(2,854)	(3,046)	-	-	(519)	(555)
Contingent deferred sales charges (note 2)		-	-	(302)	(15)	-	-	-	-
Adjustments to maintain reserves		(17)	(13)	(23)	(5)	(8)	(25)	-	(20)

Net equity transactions		(9,791)	(39,442)	(601,247)	(38,084)	(82,198)	5,623	(116,015)	(66,330)

Net change in contract owners’ equity		4,392	18,909	(320,858)	737,546	(64,903)	57,390	(120,961)	(70,326)
Contract owners’ equity beginning of period		188,394	169,485	3,370,492	2,632,946	228,011	170,621	649,307	719,633

Contract owners’ equity end of period	$	192,786	188,394	3,049,634	3,370,492	163,108	228,011	528,346	649,307

CHANGES IN UNITS:
Beginning units		10,825	13,312	74,102	75,068	13,059	12,655	43,120	47,472
Units purchased		60	89	3,377	4,076	87	970	2,145	5,395
Units redeemed		(600)	(2,576)	(16,289)	(5,042)	(4,547)	(566)	(9,875)	(9,747)

Ending units		10,285	10,825	61,190	74,102	8,599	13,059	35,390	43,120

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NBSRT		OCAF		OGF		OSI
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(3,868)	(844)	(13,123)	(11,511)	(21,802)	(21,095)	25,241	49,538
Realized gain (loss) on investments		118,561	41,532	35,279	3,413	164,474	161,179	(23,072)	26,601
Change in unrealized gain (loss) on investments		(202,426)	210,881	(40,966)	210,668	(305,415)	711,278	17,709	(96,646)
Reinvested capital gains		220,095	127,589	159,352	45,685	200,916	130,066	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		132,362	379,158	140,542	248,255	38,173	981,428	19,878	(20,507)

Equity transactions:
Purchase payments received from contract owners (note 3)		112,904	149,779	28,171	35,788	-	-	21,688	34,693
Transfers between funds		(53,274)	120,960	24,028	(20,007)	(20,721)	(31,140)	(540,749)	(774,695)
Redemptions (note 3)		(160,431)	(170,323)	(134,504)	(84,261)	(402,413)	(496,050)	(68,945)	(193,862)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(696)	(508)	-	-	(3,763)	(4,273)	-	-
Contingent deferred sales charges (note 2)		(16)	(53)	(77)	(82)	(1)	(246)	(27)	(242)
Adjustments to maintain reserves		(17)	(41)	(31)	(21)	18	(68)	(4)	53

Net equity transactions		(101,530)	99,814	(82,413)	(68,583)	(426,880)	(531,777)	(588,037)	(934,053)

Net change in contract owners’ equity		30,832	478,972	58,129	179,672	(388,707)	449,651	(568,159)	(954,560)
Contract owners’ equity beginning of period		1,495,130	1,016,158	1,119,015	939,343	4,604,633	4,154,982	1,121,873	2,076,433

Contract owners’ equity end of period	$	1,525,962	1,495,130	1,177,144	1,119,015	4,215,926	4,604,633	553,714	1,121,873

CHANGES IN UNITS:
Beginning units		77,578	71,799	103,151	110,486	97,610	114,778	54,716	99,234
Units purchased		7,899	17,500	5,367	5,627	-	-	2,323	30,414
Units redeemed		(12,783)	(11,721)	(13,217)	(12,962)	(7,440)	(17,168)	(29,896)	(74,932)

Ending units		72,694	77,578	95,301	103,151	90,170	97,610	27,143	54,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		PMTRA		ACVI4		FCI		FEI
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	59,354	23,703	3,844	4,717	10,334	14,366	79,100	60,781
Realized gain (loss) on investments		(34,312)	(20,114)	9,483	(14,184)	11,558	30,691	63,391	25,985
Change in unrealized gain (loss) on investments		31,092	(125,463)	(106,790)	286,783	(17,886)	(15,431)	19,949	1,247,438
Reinvested capital gains		18,753	17,458	-	-	12,667	2,397	263,070	-

Net increase (decrease) in contract owners’ equity resulting from operations		74,887	(104,416)	(93,463)	277,316	16,673	32,023	425,510	1,334,204

Equity transactions:
Purchase payments received from contract owners (note 3)		70,968	66,040	69,978	87,877	-	-	179,703	338,398
Transfers between funds		27,823	(59,476)	(107,509)	(49,123)	-	-	(31,743)	293,682
Redemptions (note 3)		(372,068)	(435,136)	(196,508)	(207,383)	(53,548)	(84,371)	(664,465)	(1,003,289)
Annuity benefits		-	-	-	-	-	-	(362)	(342)
Contract maintenance charges (note 2)		-	-	(629)	(837)	(430)	(518)	(5,362)	(6,031)
Contingent deferred sales charges (note 2)		(240)	(256)	(19)	(220)	-	-	(1,363)	(309)
Adjustments to maintain reserves		(89)	51	(28)	(47)	8	(29)	332	225

Net equity transactions		(273,606)	(428,777)	(234,715)	(169,733)	(53,970)	(84,918)	(523,260)	(377,666)

Net change in contract owners’ equity		(198,719)	(533,193)	(328,178)	107,583	(37,297)	(52,895)	(97,750)	956,538
Contract owners’ equity beginning of period		2,603,418	3,136,611	1,551,215	1,443,632	378,121	431,016	6,213,450	5,256,912

Contract owners’ equity end of period	$	2,404,699	2,603,418	1,223,037	1,551,215	340,824	378,121	6,115,700	6,213,450

CHANGES IN UNITS:
Beginning units		135,767	157,933	86,094	96,679	2,945	3,635	45,454	48,465
Units purchased		11,198	12,268	4,162	7,552	-	-	1,542	5,729
Units redeemed		(24,888)	(34,434)	(17,367)	(18,137)	(411)	(690)	(5,288)	(8,740)

Ending units		122,077	135,767	72,889	86,094	2,534	2,945	41,708	45,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		FHIP		FMG		FPR		FO2R
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	122	108	(43,818)	(37,535)	17,597	15,447	(3,310)	(430)
Realized gain (loss) on investments		3	744	(17,126)	(91,759)	108,349	44,930	91,987	87,243
Change in unrealized gain (loss) on investments		(128)	(569)	53,592	1,671,869	(21,251)	441,549	(284,870)	346,912
Reinvested capital gains		-	-	927,142	459,507	411,672	434,123	503	7,144

Net increase (decrease) in contract owners’ equity resulting from operations		(3)	283	919,790	2,002,082	516,367	936,049	(195,690)	440,869

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	264,840	314,664	205,205	209,234	137,305	119,924
Transfers between funds		-	-	(25,457)	(77,901)	143,015	93,982	(164,500)	219,519
Redemptions (note 3)		-	(17,417)	(775,000)	(771,494)	(756,470)	(424,533)	(122,942)	(186,173)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	(8,886)	(9,215)	(5,392)	(5,680)	(1,033)	(1,168)
Contingent deferred sales charges (note 2)		-	-	(118)	(135)	(934)	(537)	(111)	(180)
Adjustments to maintain reserves		(2)	11	(10)	(5)	(43)	(10)	(9)	(40)

Net equity transactions		(2)	(17,406)	(544,631)	(544,086)	(414,619)	(127,544)	(151,290)	151,882

Net change in contract owners’ equity		(5)	(17,123)	375,159	1,457,996	101,748	808,505	(346,980)	592,751
Contract owners’ equity beginning of period		2,630	19,753	7,635,248	6,177,252	5,867,321	5,058,816	2,136,165	1,543,414

Contract owners’ equity end of period	$	2,625	2,630	8,010,407	7,635,248	5,969,069	5,867,321	1,789,185	2,136,165

CHANGES IN UNITS:
Beginning units		69	542	202,330	218,594	129,234	132,343	128,389	119,109
Units purchased		-	-	8,621	11,656	10,717	10,221	10,358	29,852
Units redeemed		-	(473)	(22,422)	(27,920)	(19,669)	(13,330)	(19,941)	(20,572)

Ending units		69	69	188,529	202,330	120,282	129,234	118,806	128,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		TIF2		OVGSS		PVF		PUIGA
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	26,493	-	701	-	(1,664)	(583)	(27)	(28)
Realized gain (loss) on investments		(10,895)	-	(23,744)	-	29,318	16,784	10	1
Change in unrealized gain (loss) on investments		(379,714)	-	(166,737)	-	(34,249)	68,879	(409)	1,119
Reinvested capital gains		-	-	244,500	-	21,945	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(364,116)	-	54,720	-	15,350	85,080	(426)	1,092

Equity transactions:
Purchase payments received from contract owners (note 3)		102,393	-	186,626	-	5,613	11,119	-	-
Transfers between funds		2,721,039	-	5,269,066	-	31	(32,336)	-	-
Redemptions (note 3)		(127,333)	-	(571,331)	-	(87,958)	(13,964)	-	-
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(580)	-	(1,481)	-	-	-	-	-
Contingent deferred sales charges (note 2)		(120)	-	(315)	-	(560)	(6)	-	-
Adjustments to maintain reserves		(23)	-	(18)	-	11	(20)	(5)	(2)

Net equity transactions		2,695,376	-	4,882,547	-	(82,863)	(35,207)	(5)	(2)

Net change in contract owners’ equity		2,331,260	-	4,937,267	-	(67,513)	49,873	(431)	1,090
Contract owners’ equity beginning of period		-	-	-	-	254,371	204,498	5,269	4,179

Contract owners’ equity end of period	$	2,331,260	-	4,937,267	-	186,858	254,371	4,838	5,269

CHANGES IN UNITS:
Beginning units		-	-	-	-	11,766	13,414	265	265
Units purchased		297,085	-	589,780	-	547	1,932	-	-
Units redeemed		(27,869)	-	(101,205)	-	(4,304)	(3,580)	-	-

Ending units		269,216	-	488,575	-	8,009	11,766	265	265

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		PBF		WRASCA		SCS		SE
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	7,664	5,516	(8,304)	(8,381)	(33,379)	(32,349)	(2,672)	(2,353)
Realized gain (loss) on investments		9,052	26,907	34,243	35,288	158,451	94,526	31,051	3,751
Change in unrealized gain (loss) on investments		(33,503)	2,766	(73,073)	109,606	(269,921)	343,590	(50,535)	42,126
Reinvested capital gains		44,623	83,437	43,185	108,783	263,572	211,178	20,133	19,680

Net increase (decrease) in contract owners’ equity resulting from operations		27,836	118,626	(3,949)	245,296	118,723	616,945	(2,023)	63,204

Equity transactions:
Purchase payments received from contract owners (note 3)		60,655	57,954	7,031	6,480	65,746	65,298	3,911	7,631
Transfers between funds		163,196	(28,202)	(93,864)	35,069	(90,576)	18,101	(4,170)	31,800
Redemptions (note 3)		(11,069)	(251,196)	(242,927)	(65,425)	(357,519)	(306,377)	(79,402)	(7,668)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(716)	(784)	-	-	(1,244)	(1,375)	-	-
Contingent deferred sales charges (note 2)		(23)	(837)	-	(45)	(126)	-	(12)	(33)
Adjustments to maintain reserves		(11)	(8)	(42)	(49)	(5)	(25)	(21)	(3)

Net equity transactions		212,032	(223,073)	(329,802)	(23,970)	(383,724)	(224,378)	(79,694)	31,727

Net change in contract owners’ equity		239,868	(104,447)	(333,751)	221,326	(265,001)	392,567	(81,717)	94,931
Contract owners’ equity beginning of period		879,568	984,015	859,477	638,151	2,740,531	2,347,964	247,696	152,765

Contract owners’ equity end of period	$	1,119,436	879,568	525,726	859,477	2,475,530	2,740,531	165,979	247,696

CHANGES IN UNITS:
Beginning units		31,246	39,829	28,978	30,231	88,780	95,925	14,415	12,484
Units purchased		8,097	5,956	1,093	4,737	4,139	9,129	272	2,660
Units redeemed		(848)	(14,539)	(12,586)	(5,990)	(17,105)	(16,274)	(5,082)	(729)

Ending units		38,495	31,246	17,485	28,978	75,814	88,780	9,605	14,415

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		SGR		WFLCCI		STR		WFAIVD
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(13,550)	(13,706)	(1,657)	(231)	(29,306)	(24,950)	(4,364)	(3,044)
Realized gain (loss) on investments		86,879	116,680	16,773	12,208	93,689	77,441	17,983	4,500
Change in unrealized gain (loss) on investments		(215,894)	169,337	5,992	8,478	11,405	421,678	431	109,312
Reinvested capital gains		154,240	43,663	-	-	99,953	68,775	54,659	26,745

Net increase (decrease) in contract owners’ equity resulting from operations		11,675	315,974	21,108	20,455	175,741	542,944	68,709	137,513

Equity transactions:
Purchase payments received from contract owners (note 3)		19,063	20,798	638	438	79,532	85,350	37,930	27,700
Transfers between funds		33,096	124,299	109,351	60,329	(58,829)	50,482	(43,704)	690,437
Redemptions (note 3)		(265,710)	(112,596)	(46,683)	(20,282)	(105,375)	(83,348)	(62,473)	(38,666)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	(1,438)	(1,506)	(790)	(683)
Contingent deferred sales charges (note 2)		(741)	(435)	-	(93)	-	(9)	-	(2)
Adjustments to maintain reserves		30	(77)	14	(29)	16	(40)	(10)	(2)

Net equity transactions		(214,262)	31,989	63,320	40,363	(86,094)	50,929	(69,047)	678,784

Net change in contract owners’ equity		(202,587)	347,963	84,428	60,818	89,647	593,873	(338)	816,297
Contract owners’ equity beginning of period		1,311,494	963,531	103,032	42,214	2,253,401	1,659,528	816,297	-

Contract owners’ equity end of period	$	1,108,907	1,311,494	187,460	103,032	2,343,048	2,253,401	815,959	816,297

CHANGES IN UNITS:
Beginning units		47,709	46,200	5,621	3,176	56,407	55,062	68,031	-
Units purchased		4,496	12,092	7,202	4,946	3,012	7,251	3,258	72,839
Units redeemed		(12,910)	(10,583)	(3,763)	(2,501)	(5,089)	(5,906)	(8,952)	(4,808)

Ending units		39,295	47,709	9,060	5,621	54,330	56,407	62,337	68,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		OVGS4		TIF3		IDF		WFEVAD
		2014	2013	2014	2013	2014	2013	2014	2013

Investment activity:
Net investment income (loss)	$	(23,114)	(4,391)	(11,761)	26,806	-	(13,480)	-	752
Realized gain (loss) on investments		1,942,752	(14,983)	639,829	266,528	-	1,015,243	-	51,370
Change in unrealized gain (loss) on investments		(1,936,974)	1,186,248	(594,160)	257,858	-	(353,124)	-	(87,947)
Reinvested capital gains		-	-	-	-	-	-	-	81,199

Net increase (decrease) in contract owners’ equity resulting from operations		(17,336)	1,166,874	33,908	551,192	-	648,639	-	45,374

Equity transactions:
Purchase payments received from contract owners (note 3)		119,810	311,335	51,729	200,765	-	84,408	-	5,186
Transfers between funds		(5,476,015)	133,892	(2,801,810)	(76,380)	-	(3,915,540)	-	(696,359)
Redemptions (note 3)		(269,227)	(675,353)	(158,186)	(363,718)	-	(214,983)	-	(14,887)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(1,399)	(2,931)	(514)	(1,278)	-	(1,988)	-	(189)
Contingent deferred sales charges (note 2)		(555)	(1,643)	(614)	(295)	-	(40)	-	-
Adjustments to maintain reserves		(27)	(69)	1	(61)	-	(17)	-	(4)

Net equity transactions		(5,627,413)	(234,769)	(2,909,394)	(240,967)	-	(4,048,160)	-	(706,253)

Net change in contract owners’ equity		(5,644,749)	932,105	(2,875,486)	310,225	-	(3,399,521)	-	(660,879)
Contract owners’ equity beginning of period		5,644,749	4,712,644	2,875,486	2,565,261	-	3,399,521	-	660,879

Contract owners’ equity end of period	$	-	5,644,749	-	2,875,486	-	-	-	-

CHANGES IN UNITS:
Beginning units		285,500	298,933	157,373	170,387	-	287,119	-	55,010
Units purchased		7,656	39,124	4,092	58,217	-	12,427	-	407
Units redeemed		(293,156)	(52,557)	(161,465)	(71,231)	-	(299,546)	-	(55,417)

Ending units		-	285,500	-	157,373	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund: Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

JANUS FUNDS

Balanced Fund: Class S (JBS)

Class T (JF)

Overseas Fund: Class S (JOS)

Twenty Fund: Class T (JTF)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class IV (ACVI4)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Foreign Securities Fund - Class 2 (TIF2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam Voyager Fund: Class A (PVF)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)

Advantage Funds - Enterprise Fund - Investor Class (SE)

Advantage Growth Fund - Investor Class (SGR)

Advantage - Large Cap Core - Investor Class (WFLCCI)

Advantage Large Cap Growth Fund - Investor Class (STR)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*At December	31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h)	Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, for Soloist contracts, if any part of the contract value is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

Destination IA does not include a contigent deferred sales charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist and Destination IA contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charge - Recurring	1.30%	1.20%	0.70%
Maximum Guaranteed Lifetime Withdrawal Fee - Recurring			1.20%
CDSC Options:
Seven Year CDSC		(0.25%)
Five Year CDSC		(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%	1.90%

*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ACIGA	ACVI4	ADGFIS	ADUES	AREA	ASCGI	BSTG

0.95%	$135,886	$4,875	$135	$-	$-	$1,861	$1,426	$2,159
1.00%	2,445	86	-	-	-	457	27	-
1.05%	3,339	708	-	-	-	-	-	-
1.10%	69,169	2,153	416	-	-	735	1	188
1.15%	35,050	279	376	-	-	1,187	397	626
1.20%	209,784	5,395	1,371	-	-	2,550	1,598	548
1.25%	26,535	765	26	-	-	397	439	58
1.30%	2,007,257	113	13,605	7,277	21,713	40	24	11,563
1.35%	46,818	915	787	-	-	462	96	42
1.40%	32,441	1,727	257	-	-	1,044	-	70
1.45%	150,270	1,924	793	-	-	2,546	302	3,337
1.50%	28,520	539	19	-	-	36	550	115
1.55%	49	10	-	-	-	-	-	-
1.60%	893	1	4	-	-	11	15	14
1.65%	10,834	1,215	22	-	-	69	55	88
1.70%	5,980	-	-	-	-	-	-	-
1.75%	364	-	-	-	-	-	-	-
1.80%	372	-	-	-	-	-	-	-
1.90%	971	187	-	-	-	11	-	15
2.05%	26	-	-	-	-	-	-	-

Totals	$2,767,003	$20,892	$17,811	$7,277	$21,713	$11,406	$4,930	$18,823

	DAF	DPBOZ	DPITIA	DROSC	DSPI	DTC	DWHYOI	FAB

0.95%	$2,103	$720	$-	$62	$-	$395	$-	$-
1.00%	54	-	-	-	-	-	-	-
1.05%	-	123	-	-	-	-	-	-
1.10%	590	-	-	-	-	2	-	-
1.15%	11	52	-	385	-	-	-	-
1.20%	6,462	717	-	246	-	410	-	-
1.25%	467	1	-	68	-	247	-	-
1.30%	23,235	7,080	18,709	-	156,582	7,649	13,386	20,941
1.35%	1,507	137	-	15	-	-	-	-
1.40%	55	6	-	16	-	-	-	-
1.45%	1,427	1,332	-	23	-	249	-	-
1.50%	989	37	-	652	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	7	-	-	-	-	-	-
1.65%	199	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	10	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$37,109	$10,212	$18,709	$1,467	$156,582	$8,952	$13,386	$20,941

	FABA	FAEGA	FAEI	FAEIA	FAGO	FAGOA	FAHY	FAM

0.95%	$281	$1,530	$-	$3,548	$-	$716	$113	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	123	-	-	447	-	-	-	-
1.10%	-	984	-	639	-	225	1	-
1.15%	-	169	-	964	-	227	-	-
1.20%	155	2,321	-	5,922	-	3,956	997	-
1.25%	268	379	-	1,541	-	47	27	-
1.30%	-	45	23,195	49	33,436	-	7,169	20,572
1.35%	167	377	-	1,928	-	294	-	-
1.40%	11	306	-	1,622	-	339	-	-
1.45%	155	3,139	-	7,231	-	784	32	-
1.50%	320	395	-	1,340	-	527	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	128	-	-	-	-
1.65%	-	348	-	1,077	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	35	-	-	-	-
1.90%	-	-	-	177	-	-	8	-
2.05%	-	-	-	-	-	-	-	-

	$1,480	$9,993	$23,195	$26,648	$33,436	$7,115	$8,347	$20,572

	FAOA	FBDF	FCI	FEI	FEQIF	FHIP	FHYT	FIIF

0.95%	$20	$965	$-	$-	$118	$-	$13,744	$3,921
1.00%	-	-	-	-	-	-	13	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	47	-	-	-	-	197	249
1.15%	-	-	-	-	-	-	571	88
1.20%	4	1,785	-	-	94	-	3,230	1,548
1.25%	-	189	-	-	259	-	295	36
1.30%	-	20,301	4,702	79,451	-	34	19,688	-
1.35%	7	23	-	-	4	-	269	476
1.40%	-	-	-	-	-	-	170	397
1.45%	-	1,359	-	-	92	-	2,482	681
1.50%	-	-	-	-	-	-	434	433
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	436
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	15	-	-	-	-	91	1
2.05%	-	16	-	-	-	-	-	-

	$31	$24,700	$4,702	$79,451	$567	$34	$41,184	$8,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	FMG	FO2R	FPR	FRBSI	FSCG	GVDMA	GVDMC	GVIDA

0.95%	$-	$587	$-	$2,576	$2,969	$-	$-	$-
1.00%	-	-	-	34	56	-	-	-
1.05%	-	-	-	-	552	-	-	-
1.10%	-	616	-	765	689	-	-	-
1.15%	-	181	-	715	65	-	-	-
1.20%	-	2,368	-	6,124	2,693	-	-	-
1.25%	-	64	-	575	809	-	-	-
1.30%	101,216	19,140	76,560	96	14	43,104	12,256	22,299
1.35%	-	410	-	1,199	312	-	-	-
1.40%	-	131	-	1,702	1,455	-	-	-
1.45%	-	1,260	-	7,360	2,113	-	-	-
1.50%	-	66	-	578	885	-	-	-
1.55%	-	-	-	14	-	-	-	-
1.60%	-	-	-	4	97	-	-	-
1.65%	-	32	-	977	631	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	45	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$101,216	$24,855	$76,560	$22,719	$13,385	$43,104	$12,256	$22,299

	GVIDC	GVIDM	IDAS	IDCS	IDMAS	IDMCS	IDMS	IGF

0.95%	$-	$132	$1,022	$3,016	$6,871	$1,213	$5,175	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	436	722	-	916	700	5,200	-
1.15%	-	98	355	125	354	674	3,465	-
1.20%	-	894	5,275	2,275	15,756	2,975	13,097	-
1.25%	-	29	1,158	16	480	984	1,723	-
1.30%	5,463	36,579	-	-	37	-	109	42,957
1.35%	-	83	3,134	749	6,192	1,232	2,460	-
1.40%	-	-	1,493	-	1,329	441	188	-
1.45%	-	1,159	4,188	3,193	9,906	5,416	15,568	-
1.50%	-	-	990	51	3,941	93	892	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	15	-	14	12	-	-
1.65%	-	-	128	-	175	-	973	-
1.70%	-	-	-	-	-	-	5,241	-
1.75%	-	-	-	-	-	-	346	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	16	-	15	-
2.05%	-	-	-	-	-	-	-	-

	$5,463	$39,410	$18,480	$9,425	$45,987	$13,740	$54,452	$42,957

	JBS	JF	JOS	JTF	JWF	JWS	LSC	MMF

0.95%	$2,431	$1,420	$306	$1,968	$-	$581	$481	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	304	-	-	-	-	-	-
1.10%	-	318	-	1,040	50	-	-	-
1.15%	3,546	90	-	-	-	-	-	-
1.20%	4,714	1,359	505	4,918	183	1,201	49	-
1.25%	1,256	351	-	1,336	303	180	52	-
1.30%	52	45,980	-	195,339	26,112	-	37,244	97,136
1.35%	501	305	337	419	-	457	-	-
1.40%	569	56	427	1,064	-	46	-	-
1.45%	661	417	68	1,398	73	863	368	-
1.50%	618	7	228	228	-	4	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	55	-	-	-	-
1.65%	358	41	-	113	-	71	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	11	-	1	-	-	78	-
2.05%	-	1	-	-	-	-	-	-

	$14,706	$50,660	$1,871	$207,879	$26,721	$3,403	$38,272	$97,136

	MMFR	MSI	NBF	NBGF	NBGST	NBGT	NBIXA	NBPT

0.95%	$7,782	$-	$357	$-	$5,605	$400	$409	$407
1.00%	53	-	80	-	71	-	-	331
1.05%	-	-	163	-	-	-	-	-
1.10%	11,875	-	1	-	5,415	162	96	89
1.15%	1,022	-	-	-	621	-	297	-
1.20%	8,190	-	90	-	14,303	1,095	1,117	1,050
1.25%	1,032	-	74	-	1,484	-	-	99
1.30%	186	17,595	14,699	21,304	74,144	-	66	-
1.35%	1,254	-	-	-	2,757	46	88	-
1.40%	443	-	-	-	2,721	12	67	-
1.45%	6,112	-	1,200	-	4,154	502	2,412	535
1.50%	2,092	-	-	-	892	-	146	-
1.55%	-	-	-	-	-	-	-	-
1.60%	11	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	739	-	-	-	-	-	-	-
1.75%	18	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	58	-	15	-	1	-	-	1
2.05%	-	-	4	-	-	-	-	-

	$40,867	$17,595	$16,683	$21,304	$112,168	$2,217	$4,698	$2,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NBSRT	NF	NFA	NGBF	NGF	NGFA	NIIXA	NIXR

0.95%	$1,010	$327	$618	$2,239	$258	$470	$-	$2,826
1.00%	28	-	-	-	-	-	-	110
1.05%	-	-	-	56	-	-	-	-
1.10%	5,327	17	1,137	642	-	198	30	2,192
1.15%	390	453	186	843	-	-	-	522
1.20%	1,304	975	2,116	2,497	69	379	3	5,722
1.25%	29	357	33	45	-	224	1	1,186
1.30%	7,958	33,352	8,949	20,517	4,253	5,341	-	21,161
1.35%	251	207	248	203	1	460	1	913
1.40%	739	150	81	785	-	46	-	88
1.45%	1,355	890	1,148	2,186	8	419	7	4,551
1.50%	276	29	130	1	-	-	-	1,904
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	15	-	-	-	-	19
1.65%	-	19	1	-	-	-	-	42
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	118
1.90%	-	-	-	37	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$18,667	$36,776	$14,662	$30,051	$4,589	$7,537	$42	$41,355

	NLMB	NMCIXA	NSCIXA	NVMIG6	NVTIV3	OCAF	OGF	OSI

0.95%	$-	$2,400	$819	$-	$-	$2,394	$2,443	$2,328
1.00%	-	87	-	-	-	-	-	23
1.05%	-	-	-	-	-	92	509	-
1.10%	-	556	363	-	-	1,142	1,727	233
1.15%	-	885	89	-	32	1,059	-	134
1.20%	-	3,039	2,316	231	-	4,721	1,571	2,068
1.25%	-	21	356	7	-	311	501	445
1.30%	8,018	46	-	2,250	3,793	-	47,883	21
1.35%	-	526	579	33	33	604	280	673
1.40%	-	1,096	415	-	78	457	177	718
1.45%	-	1,968	1,240	-	-	1,163	1,002	2,032
1.50%	-	788	194	-	-	634	568	355
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	15	15	25
1.65%	-	121	68	-	-	498	1	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	33	-	-
1.90%	-	-	-	-	-	-	71	-
2.05%	-	-	-	-	-	-	-	-

	$8,018	$11,533	$6,439	$2,521	$3,936	$13,123	$56,748	$9,055

	OVGS4	OVGSS	PBF	PF	PMTRA	PRSCA	PUIGA	PVF

0.95%	$1,513	$2,730	$-	$-	$3,858	$655	$-	$188
1.00%	46	60	-	-	191	-	-	28
1.05%	-	-	-	-	-	-	-	-
1.10%	609	606	-	-	1,528	482	-	50
1.15%	565	797	-	-	6,054	-	-	925
1.20%	2,041	3,671	-	-	6,770	1,906	-	720
1.25%	182	348	-	-	757	531	-	20
1.30%	15,606	32,249	12,987	41,966	951	15,963	-	-
1.35%	457	924	-	-	1,307	23	-	227
1.40%	238	503	-	-	1,356	146	-	-
1.45%	1,331	2,792	-	-	5,770	660	72	224
1.50%	445	922	-	-	335	7	1	21
1.55%	-	-	-	-	8	-	-	-
1.60%	4	8	-	-	10	-	-	-
1.65%	65	133	-	-	1,556	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	104	-	-	-
1.90%	12	25	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$23,114	$45,768	$12,987	$41,966	$30,555	$20,373	$73	$2,403

	SCS	SE	SGR	STR	TCG	TCIGA	TCIGR	TCUL

0.95%	$1,703	$201	$3,148	$-	$496	$159	$-	$3,243
1.00%	-	-	30	-	-	-	-	54
1.05%	-	-	-	-	-	-	-	-
1.10%	179	55	3,257	-	3,586	-	-	1,159
1.15%	-	430	487	-	1,064	-	-	236
1.20%	3,870	847	1,914	-	1,686	602	-	5,561
1.25%	320	-	294	-	146	62	-	203
1.30%	24,468	-	-	29,306	63,254	-	6,831	74,933
1.35%	140	98	1,257	-	169	-	-	928
1.40%	46	119	438	-	828	54	-	460
1.45%	1,791	887	2,702	-	3,214	162	-	2,095
1.50%	851	35	23	-	445	71	-	585
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	12
1.65%	-	-	-	-	-	-	-	139
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	11	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$33,379	$2,672	$13,550	$29,306	$74,888	$1,110	$6,831	$89,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	TFF	TIF2	TIF3	TMSF	VKEIA	VKGA	VKGIA	WFAIVD

0.95%	$992	$424	$397	$5,315	$98	$3,621	$2,843	$-
1.00%	-	32	21	112	-	65	282	-
1.05%	72	-	-	135	-	55	-	-
1.10%	238	597	300	1,087	55	2,349	1,105	-
1.15%	-	715	218	1,162	-	99	726	-
1.20%	939	1,643	834	8,258	370	4,786	3,400	-
1.25%	4	324	176	943	12	594	323	-
1.30%	12,414	16,597	8,631	33,761	-	42,787	120	10,645
1.35%	134	209	113	1,438	3,084	918	843	-
1.40%	229	727	356	767	-	1,134	1,447	-
1.45%	574	1,356	660	4,661	245	2,641	2,557	-
1.50%	4	52	26	1,071	-	381	241	-
1.55%	-	-	-	12	-	5	-	-
1.60%	-	2	17	312	-	12	30	-
1.65%	64	24	12	783	-	-	300	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	37	-	-	-	-
1.90%	-	-	-	104	-	-	-	-
2.05%	-	-	-	-	4	-	-	-

	$15,664	$22,702	$11,761	$59,958	$3,868	$59,447	$14,217	$10,645

	WFLCCI	WRASCA

0.95%	$742	$1,028
1.00%	-	14
1.05%	-	-
1.10%	806	2,040
1.15%	-	39
1.20%	203	3,212
1.25%	-	266
1.30%	-	-
1.35%	32	64
1.40%	45	554
1.45%	43	1,050
1.50%	-	28
1.55%	-	-
1.60%	-	9
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.90%	-	-
2.05%	-	-

	$1,871	$8,304

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $535,388 and $473,832, respectively, and total transfers from the Account to the fixed account were $1,434,386 and $1,959,093, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $8,317 and $1,131 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$214,534,695	$-	$-	$214,534,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$58,153	$6,492
Growth and Income Fund - Class A (VKGIA)	235,915	361,066
Invesco Mid Cap Growth Fund - Class A (VKGA)	590,267	912,660
Aberdeen Small Cap Fund - Class A (PRSCA)	82,332	178,207
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	49,512	105,173
U.S. Equity Fund - Institutional Service Class (ADUES)	157,338	234,289
International Growth Fund: Class A (TCIGA)	5,018	26,720
International Growth Fund - Investor Class (TCIGR)	34,313	42,089
Growth Fund - Investor Class (TCG)	1,217,509	1,030,886
Income & Growth Fund - Class A (ACIGA)	137,255	211,155
Income & Growth Fund - Investor Class (IGF)	523,098	527,867
Short-Term Government Fund - Investor Class (BSTG)	88,065	173,609
Ultra(R) Fund - Investor Class (TCUL)	632,679	934,410
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	202,824	231,918
Appreciation Fund, Inc. (DAF)	270,879	439,282
Balanced Opportunity Fund - Class Z (DPBOZ)	90,259	127,240
Dreyfus S&P 500 Index Fund (DSPI)	1,246,985	1,274,498
Intermediate Term Income Fund - Class A (DPITIA)	530,347	177,050
Opportunistic Small Cap Fund (DROSC)	43,877	22,822
Third Century Fund, Inc. - Class Z (DTC)	361,144	146,947
Bond Fund - Class F Shares (FBDF)	264,073	464,730
Equity Income Fund, Inc. - Class F Shares (FEQIF)	4,241	25,426
High Yield Trust (FHYT)	427,821	919,921
Intermediate Corporate Bond Fund - Service Shares (FIIF)	580,373	171,646
Advisor Balanced Fund - Class A (FABA)	12,331	3,186
Advisor Balanced Fund - Class T (FAB)	410,808	65,844
Advisor Equity Growth Fund - Class A (FAEGA)	53,541	125,462
Advisor Equity Income Fund - Class A (FAEIA)	188,019	238,053
Advisor Equity Income Fund - Class T (FAEI)	133,532	196,713
Advisor Growth Opportunities Fund - Class A (FAGOA)	25,675	64,962
Advisor Growth Opportunities Fund - Class T (FAGO)	457,412	487,468
Advisor High Income Advantage Fund - Class T (FAHY)	26,937	77,428
Advisor Overseas Fund - Class A (FAOA)	1	4,715
Asset Manager 50% (FAM)	147,621	235,182
Balance Sheet Investment Fund - Class A (FRBSI)	337,513	300,349
Foreign Fund - Class A (TFF)	62,844	133,449
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	278,283	917,956
Small-Mid Cap Growth Fund - Class A (FSCG)	201,654	152,372
Real Estate Fund - Class A (AREA)	172,992	276,858
Small Cap Growth Fund - Investor Class (ASCGI)	104,929	213,496
Balanced Fund: Class S (JBS)	196,037	315,428
Class T (JF)	841,665	471,564
Overseas Fund: Class S (JOS)	5,867	53,922
Twenty Fund: Class T (JTF)	2,579,480	1,662,464
Global Research Fund - Class T (JWF)	18,555	263,205
Global Research Fund - Class S (JWS)	28,415	43,725
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	1,257,241	487,898
MFS Strategic Income Fund - Class A (MSI)	314,117	514,827
Bond Fund - Institutional Service Class (NBF)	139,535	142,068
Bond Index Fund - Class A (NBIXA)	31,510	46,576
Nationwide Fund: Class A (NFA)	10,924	127,469
Nationwide Fund - Institutional Service Class (NF)	300,277	296,727
Government Bond Fund - Institutional Service Class (NGBF)	414,215	614,261
Nationwide Growth Fund - Institutional Class (NGF)	65,566	45,181
International Index Fund - Class A (NIIXA)	122	753
Investor Destinations Aggressive Fund - Service Class (IDAS)	177,888	247,354
Investor Destinations Conservative Fund - Service Class (IDCS)	69,271	144,407
Investor Destinations Moderate Fund - Service Class (IDMS)	371,708	468,331
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	348,276	694,272
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	112,241	149,951
Mid Cap Market Index Fund - Class A (NMCIXA)	100,908	242,920
Money Market Fund - Prime Shares (MMF)	2,970,664	3,690,564
Money Market Fund - Service Class (MMFR)	753,764	1,211,712
Nationwide Growth Fund - Class A (NGFA)	262,129	67,436
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	183,179	121,580
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	360,061	123,818
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	496,747	321,162
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	446,508	235,278
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	151,023	168,714
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	89,538	41,840
S&P 500 Index Fund - Service Class (NIXR)	418,917	674,459
Small Cap Index Fund - Class A (NSCIXA)	62,985	98,052
Templeton NVIT International Value Fund - Class III (NVTIV3)	165,065	98,831
Genesis Fund - Trust Class (NBGST)	958,018	1,682,760
Guardian Fund - Investor Class (NBGF)	295,805	226,046
Guardian Fund - Trust Class (NBGT)	34,493	12,735
Large Cap Value Fund: Investor Class (PF)	458,285	726,492
Large Cap Value Fund: Trust Class (NBPT)	28,317	85,455
Short Duration Bond Fund - Investor Class (NLMB)	29,632	146,229
Socially Responsive Fund - Trust Class (NBSRT)	349,282	234,581
Capital Appreciation Fund- Class A (OCAF)	211,464	147,634
Global Fund- Class A (OGF)	235,862	483,667
Global Strategic Income Fund - Class A (OSI)	73,222	636,024
PIMCO Total Return Fund - Class A (PMTRA)	266,613	462,040
VP International Fund - Class IV (ACVI4)	68,102	298,964
Capital & Income Fund (FCI)	27,704	58,686
Equity-Income Fund (FEI)	530,277	711,500
High Income Portfolio - Initial Class (FHIP)	156	34
Magellan(R) Fund (FMG)	1,136,240	797,542
Puritan Fund (FPR)	868,972	854,284
VIP Overseas Portfolio - Service Class 2 R (FO2R)	134,155	288,241

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

Templeton Foreign Securities Fund - Class 2 (TIF2)	2,973,230	251,333
Global Securities Fund/VA - Service Class (OVGSS)	6,065,220	937,449
Putnam Voyager Fund: Class A (PVF)	34,125	96,725
Putnam International Equity Fund - Class A (PUIGA)	46	75
Virtus Balanced Fund: Class A (PBF)	289,963	25,643
Advisors Small Cap Fund - Class A (WRASCA)	63,476	358,366
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)	355,223	508,765
Advantage Funds - Enterprise Fund - Investor Class (SE)	23,160	85,380
Advantage Growth Fund - Investor Class (SGR)	252,709	326,321
Advantage - Large Cap Core - Investor Class (WFLCCI)	135,846	74,203
Advantage Large Cap Growth Fund - Investor Class (STR)	196,327	211,796
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	96,499	115,247
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)	73,044	5,723,576
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	38,839	2,960,018

Total	$40,497,073	$45,654,156

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund - Class A (VKEIA)
2014	0.95% to 2.05%	22,800	$13.93 to $ 13.38	$313,379	2.66%	8.03% to 6.83%
2013	0.95% to 2.05%	21,112	12.90 to 12.53	269,661	1.94%	23.77% to 22.40%
2012	0.95% to 2.05%	23,806	10.42 to 10.23	246,545	2.46%	11.81% to 10.56%
2011	0.95% to 2.05%	9,998	9.32 to 9.26	92,977	1.49%	-6.80% to -7.44%	****
Growth and Income Fund - Class A (VKGIA)
2014	0.95% to 1.65%	44,470	26.15 to 24.08	1,128,027	1.79%	9.10% to 8.33%
2013	0.95% to 1.65%	53,893	23.97 to 22.23	1,259,679	1.29%	32.57% to 31.64%
2012	0.95% to 1.65%	62,426	18.08 to 16.88	1,105,642	1.54%	13.49% to 12.68%
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2014	0.95% to 1.65%	143,438	33.06 to 30.43	4,568,841	0.00%	6.90% to 6.15%
2013	0.95% to 1.65%	165,074	30.92 to 28.67	4,935,643	0.00%	35.71% to 34.75%
2012	0.95% to 1.50%	30,739	22.79 to 21.59	688,689	0.00%	10.70% to 10.09%
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
Aberdeen Small Cap Fund - Class A (PRSCA)
2014	0.95% to 1.50%	47,699	30.75 to 28.34	1,646,462	0.00%	5.72% to 5.13%
2013	0.95% to 1.50%	50,050	29.09 to 26.95	1,637,389	0.00%	40.80% to 40.02%
2012	0.95% to 1.50%	54,658	20.66 to 19.25	1,270,753	0.00%	12.98% to 12.35%
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2014	1.30%	45,516	10.79	491,057	2.16%	-2.76%
2013	1.30%	50,873	11.10	564,456	1.28%	-4.33%
2012	1.30%	64,761	11.60	751,061	1.11%	3.32%
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
U.S. Equity Fund - Institutional Service Class (ADUES)
2014	1.30%	100,216	16.55	1,658,192	1.03%	6.55%
2013	1.30%	111,074	15.53	1,724,931	1.07%	25.99%
2012	1.30%	115,225	12.33	1,420,282	1.04%	14.83%
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
International Growth Fund: Class A (TCIGA)
2014	0.95% to 1.50%	7,021	10.90 to 10.04	73,087	0.69%	-6.43% to -6.95%
2013	0.95% to 1.50%	9,349	11.64 to 10.79	105,277	0.97%	21.40% to 20.72%
2012	0.95% to 1.50%	10,666	9.59 to 8.94	99,315	1.46%	20.43% to 19.76%
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
International Growth Fund - Investor Class (TCIGR)
2014	1.30%	15,665	30.95	484,804	0.98%	-6.57%
2013	1.30%	16,745	33.13	554,689	1.49%	21.35%
2012	1.30%	21,618	27.30	590,110	1.79%	20.28%
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
Growth Fund - Investor Class (TCG)
2014	0.95% to 1.50%	108,782	12.47 to 11.49	5,723,007	0.27%	10.17% to 9.56%
2013	0.95% to 1.50%	134,560	11.32 to 10.49	6,073,758	0.36%	28.14% to 27.43%
2012	0.95% to 1.50%	144,835	8.83 to 8.23	5,593,908	0.87%	12.83% to 12.20%
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
Income & Growth Fund - Class A (ACIGA)
2014	0.95% to 1.90%	114,739	15.84 to 13.75	1,755,481	1.82%	11.15% to 10.09%
2013	0.95% to 1.90%	126,524	14.25 to 12.49	1,745,830	1.98%	34.09% to 32.81%
2012	0.95% to 1.90%	149,912	10.63 to 9.40	1,544,799	1.87%	13.21% to 12.12%
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
Income & Growth Fund - Investor Class (IGF)
2014	1.30%	108,068	31.67	3,422,213	2.09%	11.05%
2013	1.30%	115,075	28.52	3,281,439	2.29%	33.96%
2012	1.30%	115,520	21.29	2,459,020	2.08%	13.03%
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
Short-Term Government Fund - Investor Class (BSTG)
2014	0.95% to 1.90%	74,772	13.36 to 11.60	1,422,021	0.43%	-0.63% to -1.58%
2013	0.95% to 1.90%	77,831	13.45 to 11.79	1,508,883	0.21%	-1.35% to -2.30%
2012	0.95% to 1.90%	108,398	13.63 to 12.07	2,048,340	0.33%	-0.66% to -1.61%
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ultra(R) Fund - Investor Class (TCUL)
2014	0.95% to 1.65%	265,770	$12.32 to $ 11.10	$7,044,948	0.32%	8.87% to 8.10%
2013	0.95% to 1.65%	292,723	11.32 to 10.27	7,193,793	0.32%	35.61% to 34.66%
2012	0.95% to 1.65%	328,206	8.35 to 7.63	5,953,373	0.48%	13.09% to 12.29%
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2014	1.30%	47,405	19.14	907,332	5.78%	-1.77%
2013	1.30%	51,699	19.49	1,007,394	6.65%	7.67%
2012	1.30%	53,365	18.10	965,740	7.53%	16.19%
2011	1.30%	43,302	15.58	674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
Appreciation Fund, Inc. (DAF)
2014	0.95% to 1.90%	162,046	15.59 to 13.53	2,912,278	1.65%	7.24% to 6.21%
2013	0.95% to 1.90%	178,829	14.53 to 12.74	3,000,290	1.74%	20.30% to 19.14%
2012	0.95% to 1.90%	201,744	12.08 to 10.69	2,764,269	1.64%	9.13% to 8.08%
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
Balanced Opportunity Fund - Class Z (DPBOZ)
2014	0.95% to 1.60%	54,674	15.17 to 14.20	801,868	0.99%	6.57% to 5.87%
2013	0.95% to 1.60%	61,290	14.23 to 13.41	848,406	0.99%	20.01% to 19.22%
2012	0.95% to 1.60%	66,287	11.86 to 11.25	766,707	1.20%	12.35% to 11.61%
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
Dreyfus S&P 500 Index Fund (DSPI)
2014	1.30%	252,626	49.13	12,412,242	1.56%	11.68%
2013	1.30%	267,603	44.00	11,773,528	1.64%	30.05%
2012	1.30%	276,731	33.83	9,362,126	1.78%	13.95%
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
Intermediate Term Income Fund - Class A (DPITIA)
2014	1.30%	133,452	12.99	1,734,129	1.95%	3.41%
2013	1.30%	107,842	12.57	1,355,191	2.36%	-2.59%
2012	1.30%	117,378	12.90	1,514,251	2.33%	5.79%
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
Opportunistic Small Cap Fund (DROSC)
2014	0.95% to 1.50%	6,952	18.77 to 18.45	128,968	0.00%	0.05% to -0.50%
2013	0.95% to 1.50%	6,750	18.76 to 18.54	125,788	0.00%	46.38% to 45.57%
2012	1.20% to 1.25%	1,580	12.78 to 12.77	20,186	0.00%	19.28% to 19.22%
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2014	0.95% to 1.45%	31,270	11.29 to 10.48	851,123	0.98%	12.07% to 11.51%
2013	0.95% to 1.45%	28,649	10.07 to 9.40	650,096	1.21%	32.81% to 32.14%
2012	0.95% to 1.45%	30,148	7.58 to 7.11	526,210	0.67%	10.60% to 10.04%
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
Bond Fund - Class F Shares (FBDF)
2014	0.95% to 2.05%	77,607	22.40 to 19.02	1,792,897	4.18%	4.76% to 3.59%
2013	0.95% to 2.05%	88,730	21.39 to 18.36	1,963,068	4.42%	-0.17% to -1.28%
2012	0.95% to 2.05%	99,418	21.42 to 18.60	2,212,934	4.89%	9.17% to 7.96%
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2014	1.20% to 1.45%	2,459	14.29 to 13.79	34,787	1.47%	6.34% to 6.07%
2013	0.95% to 1.45%	4,171	13.90 to 13.00	56,170	1.41%	30.07% to 29.41%
2012	0.95% to 1.45%	5,018	10.69 to 10.04	52,061	2.78%	9.83% to 9.27%
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
High Yield Trust (FHYT)
2014	0.95% to 1.90%	138,496	23.82 to 20.68	3,162,569	4.86%	3.06% to 2.07%
2013	0.95% to 1.90%	165,948	23.11 to 20.26	3,677,026	5.23%	11.12% to 10.05%
2012	0.95% to 1.90%	157,579	20.80 to 18.41	3,126,738	6.44%	17.21% to 16.08%
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2014	0.95% to 1.90%	46,777	$17.90 to $ 15.60	$821,606	3.56%	3.05% to 2.06%
2013	0.95% to 1.90%	25,007	17.37 to 15.29	416,260	3.86%	0.00% to -0.96%
2012	0.95% to 1.90%	37,865	17.37 to 15.43	636,525	4.01%	8.33% to 7.28%
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
Advisor Balanced Fund - Class A (FABA)
2014	0.95% to 1.50%	7,647	17.44 to 16.08	127,980	1.12%	8.79% to 8.18%
2013	0.95% to 1.50%	7,548	16.03 to 14.86	116,485	1.04%	19.06% to 18.40%
2012	0.95% to 1.50%	10,391	13.47 to 12.55	135,160	1.26%	11.32% to 10.70%
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
Advisor Balanced Fund - Class T (FAB)
2014	1.30%	76,575	24.25	1,856,690	0.87%	8.16%
2013	1.30%	66,146	22.42	1,482,843	0.87%	18.39%
2012	1.30%	66,501	18.94	1,259,205	1.21%	10.64%
2011	1.30%	59,697	17.11	1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
Advisor Equity Growth Fund - Class A (FAEGA)
2014	0.95% to 1.65%	68,164	12.14 to 10.98	792,514	0.00%	9.85% to 9.07%
2013	0.95% to 1.65%	73,519	11.05 to 10.06	781,979	0.00%	34.35% to 33.40%
2012	0.95% to 1.65%	76,497	8.23 to 7.54	607,246	0.00%	13.10% to 12.30%
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
Advisor Equity Income Fund - Class A (FAEIA)
2014	0.95% to 1.90%	107,331	20.40 to 17.71	2,086,190	2.31%	7.37% to 6.34%
2013	0.95% to 1.90%	113,997	19.00 to 16.65	2,073,968	1.96%	26.27% to 25.06%
2012	0.95% to 1.90%	126,885	15.04 to 13.32	1,832,057	2.47%	15.70% to 14.58%
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
Advisor Equity Income Fund - Class T (FAEI)
2014	1.30%	58,254	30.57	1,781,059	2.03%	6.72%
2013	1.30%	62,482	28.65	1,789,970	1.69%	25.58%
2012	1.30%	76,388	22.81	1,742,583	2.26%	15.06%
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2014	0.95% to 1.50%	44,201	14.32 to 13.20	608,153	0.00%	10.63% to 10.02%
2013	0.95% to 1.50%	46,725	12.95 to 12.00	582,728	0.00%	35.26% to 34.51%
2012	0.95% to 1.50%	50,561	9.57 to 8.92	467,341	0.00%	17.84% to 17.18%
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
Advisor Growth Opportunities Fund - Class T (FAGO)
2014	1.30%	113,907	24.22	2,758,344	0.00%	9.99%
2013	1.30%	114,109	22.02	2,512,346	0.00%	34.52%
2012	1.30%	118,799	16.37	1,944,381	0.00%	17.19%
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
Advisor High Income Advantage Fund - Class T (FAHY)
2014	0.95% to 1.90%	20,719	25.22 to 21.90	617,855	4.06%	2.88% to 1.89%
2013	0.95% to 1.90%	23,033	24.52 to 21.49	670,355	4.52%	9.02% to 7.97%
2012	0.95% to 1.90%	26,281	22.49 to 19.90	702,423	4.94%	16.98% to 15.85%
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
Advisor Overseas Fund - Class A (FAOA)
2014	1.20% to 1.50%	68	12.36 to 11.84	839	0.02%	-9.70% to -9.97%
2013	0.95% to 1.50%	409	14.16 to 13.15	5,729	0.77%	29.43% to 28.71%
2012	0.95% to 1.50%	592	10.94 to 10.22	6,362	1.50%	19.62% to 18.95%
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
Asset Manager 50% (FAM)
2014	1.30%	49,475	30.52	1,510,078	1.53%	4.11%
2013	1.30%	55,673	29.32	1,632,199	1.40%	12.48%
2012	1.30%	63,385	26.07	1,652,169	1.58%	9.92%
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balance Sheet Investment Fund - Class A (FRBSI)
2014	0.95% to 1.65%	59,720	$29.87 to $ 27.00	$1,702,575	0.31%	-0.23% to -0.94%
2013	0.95% to 1.65%	66,572	29.94 to 27.26	1,908,757	1.16%	35.32% to 34.36%
2012	0.95% to 1.65%	87,231	22.13 to 20.29	1,861,773	1.43%	14.54% to 13.73%
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
Foreign Fund - Class A (TFF)
2014	0.95% to 1.65%	41,215	19.02 to 17.14	1,049,640	2.43%	-11.65% to -12.27%
2013	0.95% to 1.65%	45,279	21.52 to 19.54	1,311,578	1.40%	25.96% to 25.07%
2012	0.95% to 1.65%	50,054	17.09 to 15.62	1,157,090	2.25%	17.43% to 16.59%
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2014	0.95% to 1.90%	183,117	23.68 to 20.56	4,434,449	2.81%	6.28% to 5.26%
2013	0.95% to 1.90%	213,654	22.28 to 19.53	4,872,229	1.37%	26.53% to 25.32%
2012	0.95% to 1.90%	236,898	17.61 to 15.59	4,280,497	1.88%	13.66% to 12.56%
2011	0.95% to 1.90%	273,575	15.50 to 13.85	4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
Small-Mid Cap Growth Fund - Class A (FSCG)
2014	0.95% to 1.80%	78,722	14.34 to 12.63	1,084,690	0.00%	6.51% to 5.60%
2013	0.95% to 1.80%	87,928	13.46 to 11.96	1,142,548	0.00%	37.27% to 36.09%
2012	0.95% to 1.80%	100,576	9.81 to 8.79	955,270	0.00%	9.73% to 8.78%
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
Real Estate Fund - Class A (AREA)
2014	0.95% to 1.90%	66,038	14.43 to 13.94	943,469	0.85%	26.90% to 25.69%
2013	0.95% to 1.90%	76,528	11.37 to 11.09	864,545	1.06%	0.82% to -0.15%
2012	0.95% to 1.90%	88,466	11.28 to 11.10	993,612	0.39%	15.44% to 14.33%
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2014	0.95% to 1.65%	19,342	19.32 to 18.16	365,490	0.00%	6.65% to 5.90%
2013	0.95% to 1.65%	28,006	18.11 to 17.14	499,925	0.05%	38.58% to 37.61%
2012	0.95% to 1.65%	27,450	13.07 to 12.46	353,980	0.00%	17.21% to 16.38%
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
Balanced Fund: Class S (JBS)
2014	0.95% to 1.65%	70,464	17.37 to 16.71	1,208,627	1.68%	7.07% to 6.31%
2013	0.95% to 1.65%	81,019	16.23 to 15.72	1,301,744	1.43%	18.15% to 17.31%
2012	0.95% to 1.65%	89,940	13.73 to 13.40	1,226,845	2.19%	11.61% to 10.82%
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
Class T (JF)
2014	0.95% to 2.05%	167,322	10.16 to 8.63	4,062,395	1.52%	11.71% to 10.47%
2013	0.95% to 2.05%	182,285	9.10 to 7.81	4,008,881	0.33%	28.41% to 26.98%
2012	0.95% to 2.05%	198,550	7.09 to 6.15	3,390,414	0.59%	16.62% to 15.32%
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
Overseas Fund: Class S (JOS)
2014	0.95% to 1.50%	11,462	10.39 to 10.07	116,990	0.41%	-14.75% to -15.23%
2013	0.95% to 1.50%	15,425	12.18 to 11.88	185,541	3.25%	10.78% to 10.17%
2012	0.95% to 1.50%	24,526	11.00 to 10.79	267,822	2.39%	11.03% to 10.41%
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
Twenty Fund: Class T (JTF)
2014	0.95% to 1.90%	353,227	12.16 to 10.55	16,372,264	1.37%	7.91% to 6.87%
2013	0.95% to 1.90%	379,233	11.27 to 9.88	16,532,140	0.68%	31.84% to 30.58%
2012	0.95% to 1.90%	420,544	8.55 to 7.56	13,947,114	0.70%	21.15% to 19.99%
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
Global Research Fund - Class T (JWF)
2014	1.10% to 1.45%	97,348	8.49 to 8.06	1,993,197	0.90%	6.07% to 5.70%
2013	1.10% to 1.45%	108,848	8.00 to 7.62	2,113,967	0.50%	26.12% to 25.67%
2012	0.95% to 1.45%	119,817	6.47 to 6.07	1,851,784	1.01%	18.70% to 18.10%
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Research Fund - Class S (JWS)
2014	0.95% to 1.65%	15,065	$18.84 to $ 18.12	$279,454	0.66%	5.96% to 5.21%
2013	0.95% to 1.65%	15,783	17.78 to 17.22	276,976	0.22%	25.98% to 25.09%
2012	0.95% to 1.65%	16,415	14.11 to 13.76	229,314	0.73%	18.41% to 17.57%
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2014	0.95% to 1.90%	93,866	31.89 to 27.69	3,149,797	0.00%	9.96% to 8.90%
2013	0.95% to 1.90%	90,667	29.00 to 25.42	2,776,184	0.08%	34.08% to 32.80%
2012	0.95% to 1.90%	91,719	21.63 to 19.14	2,101,085	0.00%	13.97% to 12.87%
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
MFS Strategic Income Fund - Class A (MSI)
2014	1.30%	67,591	18.62	1,258,816	4.16%	1.64%
2013	1.30%	80,144	18.32	1,468,519	4.50%	-0.02%
2012	1.30%	85,387	18.33	1,564,949	4.66%	9.27%
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
Bond Fund - Institutional Service Class (NBF)
2014	0.95% to 2.05%	21,922	20.38 to 17.30	1,296,391	3.55%	3.38% to 2.23%
2013	0.95% to 2.05%	22,788	19.72 to 16.92	1,304,321	3.32%	-1.29% to -2.39%
2012	0.95% to 2.05%	23,941	19.97 to 17.34	1,436,368	3.50%	7.29% to 6.09%
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
Bond Index Fund - Class A (NBIXA)
2014	0.95% to 1.50%	22,202	17.13 to 15.83	361,672	2.06%	4.46% to 3.88%
2013	0.95% to 1.50%	23,523	16.40 to 15.23	368,848	2.18%	-3.72% to -4.26%
2012	0.95% to 1.65%	25,593	17.03 to 15.62	418,504	2.40%	2.65% to 1.92%
2011	0.95% to 1.65%	24,974	16.59 to 15.32	398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
Nationwide Fund: Class A (NFA)
2014	0.95% to 1.60%	77,761	15.27 to 14.89	1,173,418	0.94%	10.90% to 10.17%
2013	0.95% to 1.65%	85,685	13.77 to 13.50	1,169,775	0.97%	28.85% to 27.94%
2012	0.95% to 1.65%	101,501	10.69 to 10.55	1,078,616	1.15%	13.15% to 12.35%
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2014	0.95% to 1.65%	35,669	15.67 to 14.12	2,992,253	1.20%	11.11% to 10.33%
2013	0.95% to 1.65%	32,016	14.10 to 12.80	2,699,788	1.24%	29.20% to 28.28%
2012	0.95% to 1.65%	37,854	10.91 to 9.98	2,267,416	1.39%	13.40% to 12.60%
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
Government Bond Fund - Institutional Service Class (NGBF)
2014	0.95% to 1.90%	119,423	18.32 to 15.90	2,319,621	1.55%	3.12% to 2.13%
2013	0.95% to 1.90%	130,723	17.76 to 15.57	2,460,567	1.11%	-4.34% to -5.26%
2012	0.95% to 1.90%	192,258	18.57 to 16.44	3,791,513	2.03%	2.69% to 1.70%
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
Nationwide Growth Fund - Institutional Class (NGF)
2014	0.95% to 1.45%	5,794	10.73 to 9.96	353,718	0.45%	13.43% to 12.86%
2013	0.95% to 1.45%	6,320	9.46 to 8.82	349,576	0.48%	29.77% to 29.12%
2012	0.95% to 1.45%	10,666	7.29 to 6.83	326,783	0.56%	12.17% to 11.61%
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
International Index Fund - Class A (NIIXA)
2014	1.10% to 1.45%	284	12.56 to 11.94	3,533	2.72%	-7.16% to -7.49%
2013	1.10% to 1.45%	335	13.53 to 12.91	4,502	2.19%	19.98% to 19.56%
2012	1.10% to 1.45%	492	11.28 to 10.80	5,493	2.54%	16.73% to 16.32%
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2014	0.95% to 1.65%	88,686	16.19 to 14.64	1,369,144	1.66%	3.39% to 2.66%
2013	0.95% to 1.65%	97,693	15.66 to 14.26	1,462,006	1.60%	25.05% to 24.16%
2012	0.95% to 1.65%	119,470	12.52 to 11.48	1,436,962	1.82%	14.86% to 14.04%
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investor Destinations Conservative Fund - Service Class (IDCS)
2014	0.95% to 1.50%	52,690	$14.74 to $ 13.61	$750,420	1.63%	2.58% to 2.01%
2013	0.95% to 1.50%	58,486	14.37 to 13.35	815,300	1.47%	2.83% to 2.26%
2012	0.95% to 1.60%	66,093	13.97 to 12.89	896,075	1.79%	4.08% to 3.39%
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
Investor Destinations Moderate Fund - Service Class (IDMS)
2014	0.95% to 1.90%	270,666	16.07 to 14.01	4,148,832	1.73%	2.99% to 2.01%
2013	0.95% to 1.90%	287,846	15.61 to 13.74	4,302,408	1.53%	14.44% to 13.34%
2012	0.95% to 1.90%	366,259	13.64 to 12.12	4,826,998	1.75%	9.90% to 8.84%
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2014	0.95% to 1.90%	226,683	16.42 to 14.31	3,563,846	1.70%	3.26% to 2.27%
2013	0.95% to 1.90%	258,330	15.90 to 13.99	3,954,185	1.68%	20.53% to 19.37%
2012	0.95% to 1.90%	267,649	13.19 to 11.72	3,405,974	1.81%	12.73% to 11.64%
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2014	0.95% to 1.60%	70,183	15.80 to 14.38	1,057,612	1.72%	2.92% to 2.25%
2013	0.95% to 1.60%	74,480	15.35 to 14.07	1,095,259	1.43%	8.41% to 7.70%
2012	0.95% to 1.60%	98,732	14.16 to 13.06	1,350,787	1.86%	7.08% to 6.37%
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
Mid Cap Market Index Fund - Class A (NMCIXA)
2014	0.95% to 1.65%	36,141	26.07 to 23.56	907,289	0.77%	8.04% to 7.28%
2013	0.95% to 1.65%	44,149	24.13 to 21.96	1,031,349	0.75%	31.46% to 30.53%
2012	0.95% to 1.65%	42,441	18.35 to 16.83	753,058	0.86%	16.07% to 15.25%
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
Money Market Fund - Prime Shares (MMF)
2014	1.30%	306,037	29.30 to 23.12	7,097,673	0.00%	-1.30%
2013	1.30%	332,842	23.43 to 29.69	7,817,587	0.00%	-1.30%
2012	1.30%	364,519	23.74 to 30.08	8,658,809	0.00%	-1.30%
2011	1.30%	351,137	24.05 to 30.48	8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
Money Market Fund - Service Class (MMFR)
2014	0.95% to 1.90%	308,529	10.93 to 9.49	3,260,465	0.00%	-0.95% to -1.90%
2013	0.95% to 1.90%	347,174	11.03 to 9.67	3,718,433	0.00%	-0.95% to -1.90%
2012	0.95% to 1.90%	364,191	11.14 to 9.86	3,942,002	0.00%	-0.95% to -1.91%
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
Nationwide Growth Fund - Class A (NGFA)
2014	0.95% to 1.45%	32,918	21.52 to 20.35	683,482	0.18%	13.11% to 12.54%
2013	0.95% to 1.45%	29,293	19.03 to 18.09	539,660	0.20%	29.29% to 28.64%
2012	0.95% to 1.45%	32,183	14.72 to 14.06	460,749	0.32%	11.87% to 11.30%
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	1.30%	98,227	17.92	1,759,882	1.68%	3.62%
2013	1.30%	95,124	17.29	1,644,739	1.73%	25.59%
2012	1.30%	92,312	13.77	1,270,859	1.60%	14.39%
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	1.30%	45,138	13.42	605,703	2.41%	2.54%
2013	1.30%	28,612	13.09	374,432	1.64%	3.47%
2012	1.30%	31,472	12.65	398,051	1.96%	3.81%
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.95% to 1.45%	193,361	17.18 to 16.69	3,132,038	1.74%	4.18% to 3.66%
2013	0.95% to 1.45%	183,038	16.49 to 16.11	2,855,822	1.76%	15.52% to 14.94%
2012	0.95% to 1.45%	173,919	14.28 to 14.01	2,357,754	1.49%	9.76% to 9.20%
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	1.30%	199,795	$17.30	$3,456,443	1.75%	3.59%
2013	1.30%	188,259	16.70	3,143,922	1.68%	20.79%
2012	1.30%	204,481	13.83	2,827,149	1.63%	12.28%
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	1.30%	64,027	14.98	959,325	1.80%	3.38%
2013	1.30%	66,850	14.49	968,894	1.74%	9.06%
2012	1.30%	68,753	13.29	913,706	1.72%	6.63%
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	1.20% to 1.45%	19,793	10.91 to 10.73	214,687	2.09%	-2.54% to -2.78%
2013	1.20% to 1.45%	16,610	11.20 to 11.04	185,035	1.04%	19.62% to 19.32%
2012	1.20% to 1.45%	12,862	9.36 to 9.25	119,893	0.39%	14.13% to 13.84%
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
S&P 500 Index Fund - Service Class (NIXR)
2014	0.95% to 2.05%	216,291	14.80 to 12.57	3,296,759	1.42%	11.98% to 10.74%
2013	0.95% to 2.05%	241,912	13.22 to 11.35	3,316,711	1.63%	30.41% to 28.96%
2012	0.95% to 2.05%	245,704	10.14 to 8.80	2,572,395	1.63%	14.24% to 12.97%
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
Small Cap Index Fund - Class A (NSCIXA)
2014	0.95% to 1.65%	23,429	22.88 to 20.68	514,247	0.69%	3.47% to 2.74%
2013	0.95% to 1.65%	26,501	22.11 to 20.13	564,938	0.89%	36.97% to 36.00%
2012	0.95% to 1.65%	31,779	16.15 to 14.80	495,237	1.32%	14.79% to 13.98%
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	1.15% to 1.40%	17,903	14.99 to 14.78	266,149	3.63%	-9.20% to -9.43%
2013	1.30% to 1.40%	15,167	16.40 to 16.32	248,656	2.76%	18.53% to 18.41%
2012	0.95% to 1.35%	7,878	14.01 to 13.81	108,981	2.92%	18.43% to 17.95%
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
Genesis Fund - Trust Class (NBGST)
2014	0.95% to 1.90%	197,254	43.19 to 37.50	8,399,981	0.05%	-1.25% to -2.20%
2013	0.95% to 1.90%	227,244	43.74 to 38.34	9,834,432	0.30%	35.59% to 34.29%
2012	0.95% to 1.90%	262,029	32.26 to 28.55	8,380,160	0.20%	8.77% to 7.73%
2011	0.95% to 1.90%	307,263	29.66 to 26.50	9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
Guardian Fund - Investor Class (NBGF)
2014	1.30%	46,519	35.92	1,670,910	0.71%	7.85%
2013	1.30%	50,223	33.30	1,672,673	0.53%	37.11%
2012	1.30%	56,334	24.29	1,368,345	1.19%	11.34%
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
Guardian Fund - Trust Class (NBGT)
2014	0.95% to 1.45%	10,285	19.43 to 18.04	192,786	0.84%	8.11% to 7.56%
2013	0.95% to 1.45%	10,825	17.97 to 16.77	188,394	0.53%	37.28% to 36.59%
2012	0.95% to 1.45%	13,312	13.09 to 12.28	169,485	1.51%	11.53% to 10.97%
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
Large Cap Value Fund: Investor Class (PF)
2014	1.30%	61,190	49.84	3,049,634	0.79%	9.57%
2013	1.30%	74,102	45.48	3,370,492	1.28%	29.68%
2012	1.30%	75,068	35.07	2,632,946	1.26%	15.43%
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
Large Cap Value Fund: Trust Class (NBPT)
2014	0.95% to 1.90%	8,599	19.72 to 17.12	163,108	0.78%	9.77% to 8.72%
2013	0.95% to 1.90%	13,059	17.97 to 15.75	228,011	1.48%	29.84% to 28.60%
2012	0.95% to 1.90%	12,655	13.84 to 12.25	170,621	1.14%	15.70% to 14.58%
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Fund - Investor Class (NLMB)
2014	1.30%	35,390	$14.93	$528,346	1.22%	-0.86%
2013	1.30%	43,120	15.06	649,307	1.50%	-0.67%
2012	1.30%	47,472	15.16	719,633	2.03%	2.92%
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
Socially Responsive Fund - Trust Class (NBSRT)
2014	0.95% to 1.50%	72,694	21.60 to 20.36	1,525,962	0.97%	9.23% to 8.63%
2013	0.95% to 1.50%	77,578	19.77 to 18.74	1,495,130	1.14%	36.65% to 35.89%
2012	0.95% to 1.50%	71,799	14.47 to 13.79	1,016,158	0.84%	9.74% to 9.13%
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
Capital Appreciation Fund - Class A (OCAF)
2014	0.95% to 1.80%	95,301	12.77 to 11.29	1,177,144	0.00%	13.97% to 13.00%
2013	0.95% to 1.80%	103,151	11.20 to 9.99	1,119,015	0.04%	28.01% to 26.91%
2012	0.95% to 1.80%	110,486	8.75 to 7.87	939,343	0.56%	12.61% to 11.64%
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
Global Fund - Class A (OGF)
2014	0.95% to 1.90%	90,170	18.56 to 16.12	4,215,926	0.79%	1.09% to 0.12%
2013	0.95% to 1.90%	97,610	18.36 to 16.10	4,604,633	0.80%	25.57% to 24.37%
2012	0.95% to 1.90%	114,778	14.62 to 12.94	4,154,982	0.99%	19.60% to 18.45%
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
Global Strategic Income Fund - Class A (OSI)
2014	0.95% to 1.60%	27,143	21.33 to 19.42	553,714	4.56%	1.66% to 0.99%
2013	0.95% to 1.60%	54,716	20.98 to 19.23	1,121,873	5.01%	-1.31% to -1.96%
2012	0.95% to 1.60%	99,234	21.26 to 19.61	2,076,433	5.70%	12.41% to 11.67%
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
PIMCO Total Return Fund - Class A (PMTRA)
2014	0.95% to 1.80%	122,077	20.51 to 18.14	2,404,699	3.61%	3.29% to 2.40%
2013	0.95% to 1.80%	135,767	19.86 to 17.72	2,603,418	2.04%	-3.23% to -4.06%
2012	0.95% to 1.80%	157,933	20.52 to 18.47	3,136,611	3.78%	8.89% to 7.96%
2011	0.95% to 1.80%	174,563	18.85 to 17.11	3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
VP International Fund - Class IV (ACVI4)
2014	0.95% to 1.65%	72,889	17.41 to 16.14	1,223,037	1.56%	-6.55% to -7.21%
2013	0.95% to 1.65%	86,094	18.63 to 17.39	1,551,215	1.61%	21.09% to 20.23%
2012	0.95% to 1.65%	96,679	15.38 to 14.46	1,443,632	0.72%	19.85% to 19.01%
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
Capital & Income Fund (FCI)
2014	1.30%	2,534	134.50	340,824	4.19%	4.76%
2013	1.30%	2,945	128.39	378,121	4.89%	8.28%
2012	1.30%	3,635	118.57	431,016	5.56%	14.90%
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
Equity-Income Fund (FEI)
2014	1.30%	41,708	146.60	6,114,347	2.60%	7.27%
2013	1.30%	45,454	136.67	6,212,069	2.36%	26.03%
2012	1.30%	48,465	108.44	5,255,711	2.89%	15.71%
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
High Income Portfolio - Initial Class (FHIP)
2014	1.30%	69	38.05	2,625	5.78%	-0.16%
2013	1.30%	69	38.11	2,630	3.24%	4.57%
2012	1.30%	542	36.45	19,753	5.47%	12.74%
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
Magellan(R) Fund (FMG)
2014	1.30%	188,529	42.49	8,010,407	0.74%	12.59%
2013	1.30%	202,330	37.74	7,635,248	0.77%	33.54%
2012	1.30%	218,594	28.26	6,177,252	1.36%	16.45%
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Puritan Fund (FPR)
2014	1.30%	120,282	$49.63	$5,969,069	1.61%	9.31%
2013	1.30%	129,234	45.40	5,867,321	1.60%	18.77%
2012	1.30%	132,343	38.23	5,058,816	1.83%	12.30%
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.95% to 1.65%	118,806	15.61 to 14.47	1,789,185	1.11%	-9.18% to -9.82%
2013	0.95% to 1.65%	128,389	17.18 to 16.05	2,136,165	1.26%	28.92% to 28.01%
2012	0.95% to 1.65%	119,109	13.33 to 12.54	1,543,414	1.70%	19.30% to 18.46%
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.95% to 1.65%	269,216	8.68 to 8.64	2,331,260	1.87%	-13.21% to -13.62%	****
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.95% to 1.90%	488,575	10.13 to 10.06	4,937,267	0.87%	1.28% to 0.63%	****
Putnam Voyager Fund: Class A (PVF)
2014	0.95% to 1.50%	8,009	24.00 to 22.49	186,858	0.36%	8.51% to 7.91%
2013	0.95% to 1.50%	11,766	22.12 to 20.84	254,371	0.90%	42.56% to 41.77%
2012	0.95% to 1.50%	13,414	15.51 to 14.70	204,498	1.12%	13.30% to 12.67%
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to -18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
Putnam International Equity Fund - Class A (PUIGA)
2014	1.45% to 1.50%	265	18.26 to 18.15	4,838	0.88%	-8.18% to -8.22%
2013	1.45% to 1.50%	265	19.89 to 19.78	5,269	0.80%	26.09% to 26.02%
2012	1.45% to 1.50%	265	15.77 to 15.69	4,179	1.05%	19.96% to 19.90%
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to -16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
Virtus Balanced Fund: Class A (PBF)
2014	1.30%	38,495	29.08	1,119,436	2.08%	3.30%
2013	1.30%	31,246	28.15	879,568	1.88%	13.94%
2012	1.30%	39,829	24.71	984,015	1.35%	10.63%
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
Advisors Small Cap Fund - Class A (WRASCA)
2014	0.95% to 1.60%	17,485	30.89 to 28.61	525,726	0.00%	1.89% to 1.22%
2013	0.95% to 1.60%	28,978	30.32 to 28.26	859,477	0.00%	40.82% to 39.89%
2012	0.95% to 1.60%	30,231	21.53 to 20.20	638,151	0.00%	14.07% to 13.32%
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
2014	0.95% to 1.90%	75,814	26.22 to 22.76	2,475,530	0.00%	4.94% to 3.93%
2013	0.95% to 1.90%	88,780	24.98 to 21.90	2,740,531	0.00%	28.04% to 26.81%
2012	0.95% to 1.90%	95,925	19.51 to 17.27	2,347,964	0.00%	17.15% to 16.03%
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
Advantage Funds - Enterprise Fund - Investor Class (SE)
2014	0.95% to 1.50%	9,605	17.47 to 17.15	165,979	0.00%	1.00% to 0.44%
2013	0.95% to 1.50%	14,415	17.30 to 17.08	247,696	0.00%	40.81% to 40.03%
2012	0.95% to 1.50%	12,484	12.29 to 12.20	152,765	0.00%	14.36% to 13.73%
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Growth Fund - Investor Class (SGR)
2014	0.95% to 1.50%	39,295	28.87 to 27.13	1,108,907	0.00%	2.61% to 2.04%
2013	0.95% to 1.50%	47,709	28.14 to 26.59	1,311,494	0.00%	31.78% to 31.05%
2012	0.95% to 1.50%	46,200	21.35 to 20.29	963,531	0.00%	15.45% to 14.81%
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
Advantage - Large Cap Core - Investor Class (WFLCCI)
2014	0.95% to 1.45%	9,060	20.81 to 20.35	187,460	0.12%	13.21% to 12.63%
2013	0.95% to 1.45%	5,621	18.38 to 18.06	103,032	0.75%	37.56% to 36.87%
2012	0.95% to 1.45%	3,176	13.36 to 13.20	42,214	0.34%	15.46% to 14.88%
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Large Cap Growth Fund - Investor Class (STR)
2014	1.30%	54,330	43.13	2,343,048	0.00%	7.95%
2013	1.30%	56,407	39.95	2,253,401	0.00%	32.55%
2012	1.30%	55,062	30.14	1,659,528	0.00%	11.03%
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2014	1.30%	62,337	$13.09	$815,959	0.77%	9.09%
2013	1.30%	68,031	12.00	816,297	0.69%	19.99%	****
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95% to 1.90%	285,500	20.38 to 18.57	5,644,749	1.19%	25.80% to 24.59%
2012	0.95% to 1.90%	298,933	16.20 to 14.90	4,712,644	1.83%	19.80% to 18.65%
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to -10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95% to 1.65%	157,373	18.86 to 17.61	2,875,486	2.23%	21.81% to 20.95%
2012	0.95% to 1.65%	170,387	15.48 to 14.56	2,565,261	3.01%	17.18% to 16.35%
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
Emerging Leaders Fund (obsolete) (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	14.66 to 14.20	206,183	0.00%	19.69% to 19.03%
Basic Balanced Fund - Investor Class (obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
Advantage - Classic Value - Administrative Class (obsolete) (EIG)
2010	1.30%	28,914	25.65	741,586	1.06%	12.30%
Large Cap Blend Fund - Common Class (obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Nationwide Large Cap Value Fund - Class A (obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
Van Kampen Real Estate Securities Fund - Class A (obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95% to 1.65%	287,119	7.78 to 7.11	3,399,521	0.93%	11.83% to 11.04%
2011	0.95% to 1.65%	355,806	6.96 to 6.40	3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012	1.30%	55,010	12.01	660,879	1.51%	15.68%
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
2014	Reserves for annuity contracts in payout phase:			1,353
2014	Contract owners equity:			$214,532,800
2013	Reserves for annuity contracts in payout phase:			1,381
2013	Contract owners equity:			$221,700,393
2012	Reserves for annuity contracts in payout phase:			1,201
2012	Contract owners equity:			$199,400,854
2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.